1933 Act File No. 33-20673
                                              1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

    Pre-Effective Amendment No.      .............................

    Post-Effective Amendment No. 71 ..............................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

    Amendment No. 72 .............................................        X

                               MTB GROUP OF FUNDS
                            (Variable Annuity Funds)

               (Exact Name of Registrant as Specified in Charter)

           5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                                 Reed Smith LLP
                           Federated Investors Tower,
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
___ on _____________ pursuant to paragraph (b)(1)(iii)
 X_  60 days after filing pursuant to paragraph (a) (i)
    on _______________ pursuant to paragraph (a) (i)
_ 75 days after filing pursuant to paragraph (a)(ii) on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                    Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, N.W.
Washington, D.C.  20006




MTB Group of Funds



April 30, 2007: PROSPECTUS



Introduction - Information Common to All Portfolios
   Each portfolio (each, a "Fund") of MTB Group of Funds (the "Trust") is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.
   Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor invests each Fund's assets in a way that he or she believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments.
   The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

   This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Contents

 FUND GOALS, STRATEGIES,
 RISKS AND PERFORMANCE                      1
 MTB MANAGED ALLOCATION FUND -
 CONSERVATIVE GROWTH II                     3
 MTB MANAGED ALLOCATION FUND-
 MODERATE GROWTH II                         6
 MTB MANAGED ALLOCATION FUND-
 AGGRESSIVE GROWTH II                       9
 MTB LARGE CAP VALUE FUND II               14
 MTB LARGE CAP GROWTH FUND II              16
 PRINCIPAL SECURITIES OF THE FUNDS         18
 OTHER INVESTMENT STRATEGIES               21
 SPECIFIC RISKS OF INVESTING IN THE FUNDS  22
 HOW ARE SHARES PRICED?                    24
 HOW ARE THE FUNDS SOLD?                   25
 HOW TO PURCHASE, REDEEM AND
 EXCHANGE SHARES                           26
 ACCOUNT AND SHARE INFORMATION             27
 WHO MANAGES THE FUNDS?                    28
 FINANCIAL INFORMATION                     31
 HOW TO OBTAIN MORE INFORMATION
 ABOUT MTB FUNDS                           34

Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

   MTB Funds * Are NOT FDIC Insured * Have No Bank Guarantee * May Lose Value

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

   This prospectus of the MTB Group of Funds (Trust) offers shares of MTB Managed Allocation Fund - Conservative Growth II (Conservative Growth Fund II), MTB Managed Allocation Fund - Moderate Growth II (Moderate Growth Fund II), MTB Managed Allocation Fund - Aggressive Growth II (Aggressive Growth Fund II), MTB Large Cap Value Fund II (Large Cap Value Fund II) and MTB Large Cap Growth Fund II (Large Cap Growth Fund
   II) (Fund, or Funds), each of which is a portfolio of the Trust. The Funds are managed by MTB Investment Advisors, Inc. (Advisor). Large Cap Value Fund II is subadvised by NWQ Investment Management Company LLC. Currently, shares of the Funds may be sold only to separate accounts of insurance companies to serve as the investment medium for variable annuity contracts and variable life insurance policies issued by the insurance companies.
   The separate accounts invest in the Funds in accordance with allocation instructions received from owners of annuity contracts. Such allocation rights are described further in the prospectus for the separate account. The Funds are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds may not be appropriate.

   This prospectus contains the information you should read and know before you invest in the Funds. Keep this prospectus for future reference.
   This prospectus should be accompanied by the prospectus for such a variable annuity contract or variable life insurance policy.
   The Fees and Expenses tables and the Examples that follow them relate exclusively to the Funds' Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher. The share performance reflected in the Performance Information (Performance Bar Chart and Table), and the Financial Highlights does not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.
   The Shares of the Funds offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II
CUSIP: 55376V820

Goal
  To seek capital appreciation and income.

Strategy
  The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund's assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund's goal based upon the Advisor's view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in Fixed Income Securities (Underlying Fixed Income Funds), but at times the amount allocated to Underlying Funds that invest primarily in Equity Securities (Underlying Equity Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in Underlying Fixed Income Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see "Summary of Goals, Strategies, and Risks of the Underlying Funds."
  Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities
  (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

  The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:



                                    INVESTMENT RANGE
                                    (Percentage of the Managed Allocation Fund -
ASSET CLASS                         Conservative Growth II Assets)

MONEY MARKET FUNDS                  0-50%
Money Market Fund

Prime Money Market Fund
U.S. Treasury Money Market Fund

FIXED INCOME FUNDS                  35-70%
Intermediate-Term Bond Fund
Income Fund
Short Duration Government Bond Fund
Short-Term Corporate Bond Fund
U.S. Government Bond Fund

EQUITY FUNDS                        5-50%
Equity Income Fund
International Equity Fund
Large Cap Growth Fund
Large Cap Stock Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Small Cap Stock Fund




Risks
  Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:

   *STOCK MARKET RISK - The risk posed by the fact that the values of equity securities rise and fall.
   *RISKS RELATED TO INVESTING FOR GROWTH - Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. *RISKS RELATED TO INVESTING FOR VALUE - Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
   *RISK RELATED TO COMPANY SIZE - The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
   *INTEREST RATE RISKS - The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
   *RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES - Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
   *CREDIT RISKS - The possibility that an issuer will default on a security by failing to pay interest or principal when due.
   *CALL RISKS - The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price. *PREPAYMENT RISKS - The risk posed by the relative volatility of mortgage-
    backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
   *RISKS OF FOREIGN INVESTING - Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

   *EXPENSES OF INVESTING IN OTHER FUNDS - Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).


Performance Information
  Risk/Return Bar Chart and Average Annual Total Return Table
Example

MTB MANAGED ALLOCATION FUND -MODERATE GROWTH II

CUSIP: 55376T577

Goal
 To seek capital appreciation and, secondarily, income.

Strategy
 The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund's assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund's goal based upon the Advisor's view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in equities. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see "Summary of Goals, Strategies, and Risks of the Underlying Funds."

 Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities
 (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

 The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:




                                    INVESTMENT RANGE
                                    (Percentage of the Managed Allocation Fund -
ASSET CLASS                         Moderate Growth II Assets)

MONEY MARKET FUNDS                  0-45%
Money Market Fund
Prime Money Market Fund
U.S. Treasury Money Market Fund

FIXED INCOME FUNDS                  15-50%
Income Fund
Intermediate-Term Bond Fund
Short Duration Government Bond Fund
Short-Term Corporate Bond Fund
U.S. Government Bond Fund

EQUITY FUNDS                        40-70%
Equity Income Fund
International Equity Fund
Large Cap Growth Fund
Large Cap Stock Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Stock Fund
Small Cap Stock Fund
Small Cap Growth Fund

Risks
  Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:

  * STOCK MARKET RISK - The risk posed by the fact that the values of equity securities rise and fall.
  * RISKS RELATED TO INVESTING FOR GROWTH - Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  * RISKS RELATED TO INVESTING FOR VALUE - Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  * RISK RELATED TO COMPANY SIZE - The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  * INTEREST RATE RISKS - The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
  * CREDIT RISKS - The possibility that an issuer will default on a security by failing to pay interest or principal when due.
  * RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES - Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  * CALL RISKS - The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
  * PREPAYMENT RISKS - The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  * RISKS OF FOREIGN INVESTING - Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

  * EXPENSES OF INVESTING IN OTHER FUNDS - Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).


Performance Information
  Risk/Return Bar Chart and Average Annual Total Return Table

Average Annual Total Return Table

MTB MANAGED ALLOCATION FUND -
AGGRESSIVE GROWTH II
CUSIP: 55376V812

Goal
  To seek capital appreciation.

Strategy
  The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund's assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund's goal based upon the Advisor's view of economic conditions. The largest allocations normally are to Underlying Equity Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see "Summary of Goals, Strategies, and Risks of the Underlying Funds."
  Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities
  (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.
  The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:



                                    INVESTMENT RANGE
                                    (Percentage of the Managed Allocation Fund -
ASSET CLASS                         Aggressive Growth II Assets)

MONEY MARKET FUNDS                  0-20%
Money Market Fund
Prime Money Market Fund
U.S. Treasury Money Market Fund

FIXED INCOME FUNDS                  0-30%
Income Fund
Intermediate-Term Bond Fund
Short Duration Government Bond Fund
Short-Term Corporate Bond Fund
U.S. Government Bond Fund

EQUITY FUNDS                        70-100%
Equity Income Fund
International Equity Fund
Large Cap Growth Fund
Large Cap Stock Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Small Cap Stock Fund

Risks
  Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:

* STOCK MARKET RISK - The risk posed by the fact that the values of equity securities rise and fall.
* RISKS RELATED TO INVESTING FOR GROWTH - Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
* RISKS RELATED TO INVESTING FOR VALUE - Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
* RISK RELATED TO COMPANY SIZE - The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
* INTEREST RATE RISKS - The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
* CREDIT RISKS - The possibility that an issuer will default on a security by failing to pay interest or principal when due.
* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES - Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
* CALL RISKS - The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
* PREPAYMENT RISKS - The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
* RISKS OF FOREIGN INVESTING - Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

* EXPENSES OF INVESTING IN OTHER FUNDS - Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).


Performance Information
  Risk/Return Bar Chart and Average Annual Total Return Table

Fees and Expenses

Summary of Goals, Strategies and Risks of the Underlying Funds
  A summary of the goals, strategies and risks of the Underlying Funds is set forth below.
  Capitalized terms are defined under the captions
  "Principal Securities of the Funds" and "Specific
  Risks of Investing in the Funds." Additional information on each Underlying Fund can be found in the other MTB Funds prospectuses, which are available by calling (800) 836-2211. Each
  Underlying Fund is available for investment directly by the general public.

Underlying Money Market Funds
  GOALS. The goal of each Underlying Money Market
  Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Underlying
  Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.
  STRATEGIES. U.S. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury
  Securities. Prime Money Market Fund invests primarily in Bank Instruments, Corporate Debt
  Securities, Municipal Securities, Variable Rate
  Demand Instruments, Mortgage-Backed Securities,
  Asset-Backed Securities, Treasury Securities,
  Agency Securities and Repurchase Agreements. Money
  Market Fund invests primarily in Treasury
  Securities, Agency Securities, Corporate Debt
  Securities and Bank Instruments.
  RISKS. The principal risks applicable to Underlying Money Market Funds are, in the case of U.S. Treasury Money Market Fund, Interest Rate
  Risks and Call Risks; and in the case of Prime
  Money Market Fund and Money Market Fund, Interest
  Rate Risks, Call Risks, Credit Risks, Prepayment
  Risks and Risks of Foreign Investing.

Underlying Fixed Income Funds
  GOALS. The  goal  of  each Underlying Fixed Income
  Fund   is   to   seek  current   income.   Capital
  appreciation is a  secondary goal of Intermediate-
  Term Bond Fund and U.S.
  Government  Bond  Fund,   while   preservation  of
  capital  is  a  secondary  goal of Short  Duration
  Government  Bond  Fund.  Capital   growth   is   a
  secondary goal of the Income Fund.
  STRATEGIES - PRINCIPAL SECURITIES. Intermediate-
  Term Bond Fund, Income Fund and Short-Term
  Corporate Bond Fund may invest primarily in
  Treasury Securities, Agency Securities, Corporate
  Debt Securities, Mortgage-Backed Securities,
  Collateralized Mortgage Obligations, Asset-Backed
  Securities and Bank Instruments. Short Duration
  Government Bond Fund and U.S. Government Bond Fund
  may invest primarily in Treasury Securities and
  Agency Securities.
  STRATEGIES  -  DURATION/MATURITY.  Under  normal
  market  conditions, each of the Underlying Fixed
  Income Funds  seek  to maintain certain duration
  or  dollar-weighted   average  maturity  ranges.
  Short Duration Government  Bond  Fund  seeks  to
  maintain  an average duration of less than three
  years. Duration  measures  the price sensitivity
  of  a  fixed  income  security  to   changes  in
  interest rates.
  Intermediate-Term Bond Fund seeks to maintain a
  dollar-weighted average maturity of 3 to 10
  years.
  U.S. Government Bond Fund will invest primarily
  in fixed income securities having maturities
  greater than one year. Income Fund seeks to
  maintain a dollar-weighted average maturity of 4
  to 20 years. Short-Term Corporate Bond Fund seeks
  to maintain a dollar-weighted average maturity of
  no more than 3 years.
  RISKS.   The   principal   risks  applicable   to
  Underlying Fixed Income Funds  are  Interest Rate
  Risks, Credit Risks, Call Risks, Prepayment Risks and Risks Associated with Non-Investment Grade
  Securities.

Underlying Equity Funds
  GOALS. The goal  of each Underlying Equity Fund is
  to  provide  capital  appreciation,  although  the
  primary goal, in the case of Large Cap Value Fund,
  and the secondary  goal,  in  the  case of Mid Cap
  Stock Fund, is current income.
  STRATEGIES - PRINCIPAL SECURITIES. Each Underlying
  Equity Fund invests primarily in Equity Securities
  and Convertible Securities, which, in  the case of
  International   Equity   Fund,  include  primarily
  Foreign Securities.


  STRATEGIES - MARKET CAPITALIZATION. Large Cap
  Growth Fund, Large Cap Value Fund and Large Cap
  Stock Fund each invests primarily in "large cap" securities of companies that have a market capitalization at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of _____, the smallest company in the index had a market capitalization of $____ million, the largest company in the index had a market capitalization of $___ billion, and the weighted average market capitalization in the index was $___ billion. The capitalization range is as of _________, and is subject to change. Mid
  Cap Stock Fund and Mid Cap Growth Fund invest primarily in "mid cap" securities of companies that have a market capitalization at time of purchase within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index. As of _________, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $___ million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $___ billion, and the weighted average market capitalization of the S&P
  Mid Cap 400 Index was $___ billion. As of____, the largest company in the Russell Mid Cap Index had a market capitalization of $____ billion, and the weighted average market capitalization of the Russell Mid Cap Index was $____ billion. The capitalization ranges are as of ____, and _____, respectively, and are subject to change. Small Cap
  Stock Fund and Small Cap Growth Fund invest primarily in "small cap" securities of companies that have a market capitalization at time of purchase within the market capitalization range of companies in recognized independent small-cap indexes such as the S&P 600 Index and the Russell
  2000 Index. As of December 31, 2006, the smallest company in the S&P 600 Index had a market capitalization of $____ million, the largest company in the S&P 600 Index had a market capitalization of $___ billion, and the weighted average market capitalization in the S&P 600 Index was $____million. As of _____, the largest company in the Russell 2000 Index had a market capitalization of $___ billion, and the weighted average market capitalization in the Russell 2000
  Index was $___million. The capitalization ranges are as of ____, and ______, respectively, and are subject to change.



  STRATEGIES - STYLE ORIENTATION. International
  Equity Fund, Large Cap Value Fund and Equity
  Income Fund use a "value" oriented approach, seeking companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measures.
  Large Cap Growth Fund, Small Cap Growth Fund and
  Mid Cap Growth Fund use a "growth" oriented approach, seeking stocks with high earnings growth which, in the opinion of the Advisor, will lead to appreciation in stock price. Small Cap Stock Fund, Mid Cap Stock Fund and Large Cap Stock Fund use a
  "blended" approach, using a growth-based strategy or value-based strategy (or both), as market conditions dictate.

  RISKS. The principal risks applicable to Underlying Equity Funds are Stock Market Risks,
  Risks Related to Investing for Growth, Risks
  Related to Investing for Value, Risks Related to
  Company Size and Risks of Foreign Investing.

Advisor's Potential Conflict
  In managing the three Managed Allocation Funds, the Advisor has the authority to select and substitute the Underlying Funds in which each Managed Allocation Fund will invest. The Advisor is subject to conflict of interest in allocating
  Managed Allocation Fund assets among the various
  Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other
  Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying
  Funds. The Trustees and officers may also have conflicting interests in fulfilling their fiduciary duties to both the Managed Allocation
  Funds and Underlying Funds.

MTB LARGE CAP VALUE FUND II
CUSIP: 55376T650

Goal
  To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

Strategy

  The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. The Fund may also invest a limited percentage of its assets in foreign securities. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

  For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of __________, the market capitalization of companies in the S&P 500 Index ranged from $____ million to $_______ billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalization defining large cap companies at time of purchase will likely differ from the range at ___________.

Risks
  All mutual funds take risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISK - The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR VALUE - Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.



* RISKS OF FOREIGN INVESTING- Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.



Performance Information
  Risk/Return Bar Chart and Average Annual Total Return Table

Average Annual Total Return Table
Fees and Expenses

MTB LARGE CAP GROWTH FUND II
CUSIP: 55376T734

Goal
  To provide capital appreciation.

Strategy
  The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well established large-cap companies that:

  * have a strong history of earnings growth;
  * are attractively priced, relative to the company's potential for above-average, long-term earnings and revenue growth;
  * have strong balance sheets;
  * have a sustainable competitive advantage; and
  * are currently, or have the potential to become industry leaders.




  For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of _____, the market capitalization of companies in the S&P 500 Index ranged from $___ million to $___ billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at____. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.




Risks
  Following are principal risks associated with investment in the Fund:

* STOCK MARKET RISK - The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR GROWTH - The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

   * CLOSE OUT RISKS- In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund
   * LEVERAGE RISKS- Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Performance Information
  Risk/Return Bar Chart and Average Annual Total Return Table

Average Annual Total Return Table
Fees and Expenses

Principal Securities of the Funds

  The principal securities of each Fund are marked with an "X".



                                                CONSERVATIVE    MODERATE GROWTH AGGRESSIVE GROWTH   LARGE CAP       LARGE CAP
                                               GROWTH FUND II      FUND II*         FUND II*      VALUE FUND II  GROWTH FUND II
Equity Securities                                    X                 X                X               X               X
 Common Stocks                                       X                 X                X               X               X
 Preferred Stocks                                    X                 X                X               X               X
Fixed Income Securities                              X                 X                X               X               X
 Treasury Securities                                 X                 X                X
 Agency Securities                                   X                 X                X
 Corporate Debt Securities                           X                 X                X
 Mortgage-Backed Securities                          X                 X                X
 Collateralized Mortgage Obligations (CMOs)          X                 X                X
 Asset-Backed Securities                             X                 X                X
 Zero Coupon Securities                              X                 X                X
 Bank Instruments                                    X                 X                X               X
 Credit Enhancement                                  X                 X                X
 Convertible Securities                                                                                 X               X
 Municipal Securities                                X                 X                X
 Municipal Notes                                     X                 X                X
 Tax-Exempt Securities                               X                 X                X
Foreign Securities                                   X                 X                X               X
Depositary Receipts                                  X                 X                X               X               X
Foreign Exchange Contracts                           X                 X                X
Foreign Government Securities                        X                 X                X
Derivative Contracts                                 X                 X                X
Swap Contracts                                       X                 X                X
Credit Default Swaps                                 X                 X                X
Investing in Securities of Other Investment          X                 X                X               X               X
Companies
Non-Investment Grade Securities                      X                 X                X
Short Sales                                          X                 X                X                               X

* Through investment in the Underlying Funds
  The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds' Statement of Additional Information.

Equity Securities
  Equity securities (stocks) represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Funds may invest.

COMMON STOCKS
  Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS
  Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

  Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities
  Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

  The following describes the principal types of fixed income securities in which a Fund may invest.

TREASURY SECURITIES
  Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

  Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

  A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

  Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

  A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES
  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE-BACKED SECURITIES
  Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
  CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

ASSET-BACKED SECURITIES
  Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security.

  Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks.

ZERO COUPON SECURITIES
  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

BANK INSTRUMENTS
  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT
  Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

CONVERTIBLE SECURITIES
  Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Funds may invest in convertible securities rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

  The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

MUNICIPAL SECURITIES
  Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES
  Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

TAX-EXEMPT SECURITIES
  Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

Foreign Securities
  Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  * it is organized under the laws of, or has a principal office located in, another country;
  * the principal trading market for its securities is in another country;
  or
  * it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
  Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS
  Depositary receipts represent interests in Underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts
  (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS
  In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an "Underlying Fund") may enter into spot currency trades. In a spot trade, the Underlying Fund agrees to exchange one currency for another at the current exchange rate. The Underlying Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Underlying Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES
  Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.

  Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.




DERIVATIVE CONTRACTS


Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.


Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.


For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.


A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


The Large Cap Growth Fund II and certain Underlying Funds may trade in the following types of derivative contracts.


SWAP CONTRACTS


A swap contract (also known as a "swap") is a type of derivative contract in which two parties (each, a "Counterparty") agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets ("Reference Instruments"). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.


  CREDIT DEFAULT SWAPS

  A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event") occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the "Reference Obligation"). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation"). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled," which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund.



Non-Investment Grade Securities
  Securities rated BB+ or lower by Standard & Poor's or Ba or lower by Moody's are considered to be non-investment grade securities (junk bonds).

Investing in Securities of Other
Investment Companies
  The Funds, and each Underlying Fund, may invest in securities of other investment companies, including exchange traded funds (ETF) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II intend to invest substantially all of their assets in Underlying Funds in order to achieve their investment goals.

  The Shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. ETFs may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares.



  Pursuant to an SEC exemption, each of the Funds is permitted to invest in shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.



Other Investment Strategies

Portfolio Turnover
  Large Cap Growth Fund II and Large Cap Value Fund II, and certain Underlying Funds, may actively trade their portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments
  The Large Cap Growth Fund II and Large Cap Value Fund II may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.



Short Sales
  The Large Cap Growth Fund II and certain Underlying Funds may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker "on margin", and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund's net assets. The Fund may also "sell short against the box," i.e., the Fund owns securities identical to those short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, any may reduce returns or increase volatility.



Investment Ratings for Investment Grade Securities
  The Advisor or Sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Advisor's or Sub-advisor's credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

Stock Market Risks
  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

  The Advisor or Sub-Advisor attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing for Growth
  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks
  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



Leverage Risks
  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Close Out Risks
  In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund close out its short position in the security. The broker's call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.



Credit Risks
  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.

  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks
  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than many other types of fixed income securities with comparable credit risks.

  Mortgage-backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

  A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks of Foreign Investing
  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor and Sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Risks Associated with
Non-Investment Grade Securities
  The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Affiliated Persons Risk
  The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II are subject to affiliated persons risk. In managing each Managed Allocation Fund, the Advisor has the authority to select and substitute the Underlying Funds in which the Managed Allocation Fund will invest. The Advisor is subject to conflicts of interest in allocating Managed Allocation Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Managed Allocation Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Managed Allocation Funds and the Underlying Funds.

Expenses of Investing in Other Funds
  Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II and the Underlying Funds in which they will invest will each bear these expenses, so investors in the Conservative Growth Fund II, Moderate Growth Fund II or Aggressive Growth Fund II may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.



  Each Managed Allocation Fund is subject to affiliated persons risk. In managing the Managed Allocation Funds, the Advisor has the authority to select and substitute the underlying funds in which the Managed Allocation Funds will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Funds may also have conflicting interest in fulfilling their fiduciary duties to both the Funds and the Underlying Funds.

  Pursuant to an SEC exemptive order and exemptive rules, the Funds and each Underlying Fund is permitted to invest in shares of the Underlying Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.



Exchange-Traded Funds
  An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's official deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Mixed Funding and Shared Funding
  As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in "mixed funding" (using shares as investments for both variable annuity contracts and variable life insurance policies) and "shared funding" (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.



  The Funds are authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.35% (composed of 0.25% distribution (12b-1) fee and a 0.10% shareholder services fee)of the average daily net assets of Shares for which a financial institution provides distribution-related, shareholder and/or recordkeeping services. In addition, MTBIA and its affiliates may pay out of their own reasonable resources and profits to these financial institutions an additional fee for providing these services.



How are Shares Priced?
  Shares may be purchased, redeemed, or exchanged by participating insurance companies any day the New York Stock Exchange (NYSE) is open for business. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When a transaction request is received in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Funds have authorized participating insurance companies to accept transaction requests on their behalf.

  The value of Shares of Large Cap Growth Fund II and Large Cap Value Fund II is generally determined based upon the market value of portfolio securities and other assets of the Fund. The value of Shares of Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II is based upon the share prices of the Underlying Funds in which such Managed Allocation Funds invest; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. Investments in other open-end registered investment companies are valued at net asset value. In all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. If a Fund directly or indirectly owns foreign securities that trade in foreign markets on the days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase or redeem Shares.

  NAV for the Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern Time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.



  Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing their NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund's Board, although the actual calculation may be done for others, If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund's assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Funds. In all cases the Fund's Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.



  The Funds may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed,
  (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

  Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Funds' NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Funds' NAV in advance of the time when the NAV is calculated.

  In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

  The Funds' Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

  There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Funds' NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value.

  Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

  To the extent any fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How are the Funds Sold?
  Shares are sold at their NAV next determined after an order is received. Shares are not subject to any sales charges.

  The Funds' distributor, Edgewood Services, Inc. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts issued by your insurance company. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals (including the Advisor and its affiliates) for sales, distribution, recordkeeping and/or administrative services. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals (including the Advisor and its affiliates) for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

  The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor's affiliate, Federated Services Company, and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.



Shareholder Services Plan
  The Trust has adopted a Shareholder Services Plan on behalf of the Funds' Shares, which is administered by Federated Services Company which allows the Funds to pay service fees at an annual rate of up to 01.% of the average NAV of the Funds to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and disseminating prospectuses and other information. This fee is paid primarily to the life insurance companies whose separate accounts invest in the Funds.






Rule 12b-1 Plans
  The Trust has adopted a Rule 12b-1 Plan on behalf of the Funds, which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily NAV of the Funds for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. This fee is paid primarily to the life insurance companies whose separate accounts invest in the Funds.



Additional Payments to Financial Intermediaries
  The Distributor and its affiliates (including Federated Services Company), may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Funds' shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of a Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Funds.

  These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by a Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or a Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

How to Purchase, Redeem and Exchange Shares
  Currently shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts. Thus the general public has access to the Funds only by purchasing a variable annuity contract (thus becoming a contract owner). Shares are not sold directly to the general public. Please consult the accompanying separate account prospectus for information about the terms of an investment in a contract.

  Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company's accounts. In order to purchase or redeem shares of a Fund on a particular day, the Trust or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day (the "NYSE Close"). Purchase or redemption orders received by your insurance company by the NYSE Close will be processed at the NAV calculated on that day. If a purchase or redemption order is received by your insurance company after the NYSE Close, that transaction will receive the NAV computed on the next business day.

  Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Funds.

Limitations on Redemption Proceeds
  Redemption proceeds for Shares redeemed by an insurance company are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  * to allow a purchase payment to clear;
  * during periods of market volatility; or
  * when a redemption adversely impacts a Fund's ability to manage its assets.

Redemption in Kind
  Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Exchange Privilege
  You may instruct your insurance company to exchange Shares of a Fund into shares of another fund of the Trust described in this prospectus and offered by your insurance company at NAV.

  The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

Frequent Trading Policies
  Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV. This may be particularly likely where a Fund, directly or through an Underlying Fund, invests in high-yield securities or securities priced in foreign markets.

  The Funds' Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds' Shares. The Funds' fair valuation procedures are intended in part to discourage short-term trading by reducing the potential for these strategies to succeed. See "How are Shares Priced?" Because the Funds' Shares are held exclusively by insurance company separate accounts, rather than directly by the individual contract owners of the separate accounts, the Funds are not in a position to determine directly whether a separate account's purchase or sale of Fund Shares on any given day represents transactions by a single or multiple investors. It is also not able to determine directly whether multiple purchases and sales by a separate account over any given period represent the activity of the same or of different investors. Therefore, the Funds rely on procedures implemented by the insurance companies to discourage abusive trading practices. The Funds periodically request each insurer to certify that it has adopted policies and procedures that are reasonably calculated to detect and prevent excessive trading and to promptly notify MTB Fund personnel of any occurrences of excessive trading and possible market timing.

  Please refer to the prospectus for your variable insurance product contract to determine what policies or procedures may have been adopted by your insurance company to discourage frequent or short-term trading of the Fund and the other variable investment options offered under your contract. Whatever policies and procedures may have been adopted by your insurance company to discourage frequent or short-term trading, please note that the Funds are also used as an investment option for variable product contracts of other insurance companies. These other insurance companies may have different policies and procedures than those described in your variable insurance product prospectus.

  To the extent that the policies and procedures of the Funds and/or participating insurance companies are not effective in discouraging frequent trading of their Shares, such trading may have the adverse consequences discussed above for the Funds and their long-term Shareholders. No matter how the Funds or a participating insurance company defines its limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund's portfolio and its performance.

  The Advisor will provide to the Funds' Board a quarterly report of all potential occurrences which were detected during the preceding quarter, and description of any action taken with respect thereto.

Account and Share Information

Dividends and Capital Gains


FUND                                                                                                             DIVIDENDS DECLARED/
                                                                                                                 DIVIDENDS PAID

Managed Allocation Fund- Conservative Growth II,  Managed Allocation Fund- Moderate II, Managed Allocation Fund- Annually/Annually
Aggressive Growth II and Large Cap Growth Fund II

Large Cap Value II                                                                                               Quarterly/Quarterly


  The Funds declare and pay any dividends quarterly. Shares of the Funds will begin earning dividends if owned on the record date. Dividends are automatically invested in additional shares.

  In addition, each Fund intends to pay any capital gains at least annually. Unless you elect to receive your dividends and capital gains distributions in cash, they will be automatically reinvested in additional Shares.

Tax Information
  The Funds will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance contracts that invest in a Fund will be affected by the Fund's compliance with applicable diversification tests. If a Fund fails to comply with these regulations, contracts invested in a Fund may not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code. In such event, income with respect to contracts invested in a Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the desired diversification. Other adverse tax consequences could also ensue. For more information concerning the consequences of the Funds failing to meet the asset diversification regulations, consult your separate account prospectus.

  Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

  Contract owners are urged to consult their own tax advisors regarding the status of their contracts under state and local tax laws.

Portfolio Holdings Information
  Each Fund's annual and semiannual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters. Each of these financial statements is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov and is posted on the Funds' website at www.mtbvafunds.com.

  Each quarter, the Funds provide the top 10 holdings to the insurance companies that offer the Funds in their insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such information is made publicly available, so that these entities may produce fact sheets about the Funds as of the end of such quarter, which may include an analysis of the Funds' holdings by sector, credit quality and/or country, as applicable. These fact sheets are not disseminated by the insurance companies until after this information is posted on the Funds' website. Fund portfolio holdings information is posted on the Funds' website within two weeks of the quarter-end at www.mtbvafunds.com.

Who Manages the Funds?
  The Board of Trustees governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of Manufacturers and Traders Trust Company (M&T Bank). The Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor's address is 100 East Pratt Street, 17th Floor, Baltimore, MD 21202.

  On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.



  M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of December 31, 2006, M&T Bank had over $___ billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988, and, as of December 31, 2006, it managed approximately $___ billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.



  For its services under an Advisory Contract, the Advisor is entitled to receive an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

 FUND NAME                ADVISORY FEE

 Conservative Growth II      0.25%

 Moderate Growth Fund II     0.25%

 Aggressive Growth II        0.25%

 Large Cap Value Fund II     0.70%

 Large Cap Growth Fund II    0.85%

  The Advisor may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

  In addition to the investment management services provided by MTBIA, MTBIA's affiliate M&T Securities, Inc. provides administrative services to the Funds and is entitled to receive a maximum fee of .04% of the Funds' average daily net assets for such administrative services.

  A discussion of the Board's review of the Funds' Investment Advisory contracts is available in the Fund's Annual Shareholder report dated December 31, 2006.

Sub-Advisor
  Pursuant to an exemptive order from the Securities and Exchange Commission, the Advisor (subject to the approval of the Board of Trustees) may select and replace subadvisors and amend subadvisory agreements between the Advisor and the subadvisors without obtaining shareholder approval. Accordingly, the Advisor may (subject to Board approval) appoint and replace subadvisors and amend subadvisory agreements without obtaining shareholder approval. The foregoing applies to Large Cap Growth Fund II and Large Cap Value Fund II.

  The Advisor has entered into a Sub-Advisory Agreement with the following sub-advisor to manage Large Cap Value Fund II, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of Large Cap Value Fund II. For its services, the sub-advisor receives a fee based upon a percentage of the Large Cap Value Fund II's average daily net assets, which is paid by the Advisor and not by Large Cap Value Fund II.

  NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund II. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a 97%-owned subsidiary of Nuveen Investments, Inc. (Nuveen), which is a publicly held company. NWQ's principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California 90067. As of December 31, 2006, NWQ managed approximately $___ billion in assets. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund II, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE
INFORMATION
  The following table presents the past performance of a composite of certain accounts managed by NWQ (10/1/96-12/31/04) and Jon D. Bosse (1/1/90-9/30/96), which serve as the subadviser and co-portfolio manager, respectively, to the MTB Large Cap Value Fund II (together, the "Managers"). The NWQ Large Cap Value II composite is composed of all fee paying accounts under discretionary management by the Managers that have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. NWQ has prepared the gross performance data for the composite shown in the table in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS{reg-trade-mark}), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS{reg-trade-mark}). AIMR has not been involved in the preparation or review of this report. The gross performance data was calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Large Cap Value Fund II in their analysis of the historical experience of the Managers in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund II. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Shares of MTB Large Cap Value Fund II for the fiscal year ended December 31, 2005 were used. However, the performance numbers do not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effects of such charges to be included, share performance would be lower.

  The historical performance of the NWQ Large Cap Value composite is not that of any of the MTB Funds, including MTB Large Cap Value Fund II, and is not necessarily indicative of any Fund's future results. MTB Large Cap Value Fund II commenced operations on May 31, 2002, and NWQ commenced managing the Large Cap Value Fund II on December 8, 2004. The actual performance of the MTB Large Cap Value Fund II (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. The aggregate returns of the accounts comprising the composite may not reflect the returns of any particular account managed by NWQ.

  Performance of the Large Cap Value composite presented prior to October 1, 1996 occurred while the portfolio manager, Jon D. Bosse, was affiliated with a prior firm, and was the only individual responsible for selecting the securities to buy and sell. The results prior to October 1, 1996 are based on the performance of one account managed with a substantially similar investment style and technique as the accounts comprising the Large Cap Value composite with assets of $288 million as of September 30, 1996. Prior to July 1, 1997, NWQ included accounts which held large, mid and small capitalization equities in the Large Cap Value composite. Subsequently, Large Cap Value accounts have opportunistically purchased small capitalization equities as allowed by client guidelines.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:
LARGE CAP VALUE COMPOSITE*                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
Composite net of all operating expenses
Composite gross of all operating  expenses
Standard & Poor's 500/Citigroup Value Index

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                             1996   1997   1998   1999   2000    2001     2002     2003    2004   2005  2006

Composite net of all operating expenses     24.30% 32.55% 6.65%  14.63% 8.50%  (0.86)%  (15.49)%  32.40%  18.12% 9.65%

Composite gross of all operating expenses   26.91% 35.32% 8.93%  17.06% 10.81%  1.26%   (13.65)%  35.17%  20.61% 11.98%

Standard & Poor's 500/Citigroup Value Index 20.62% 28.79% 13.83% 12.38% 6.05%  (11.68)% (20.85)% (31.79)% 15.69% 5.85%

Because the adviser voluntarily agreed to limit the Large Cap Value Fund II Shares total operating expenses to 1.00% the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:
 LARGE CAP VALUE COMPOSITE*               1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Composite net of all operating expenses

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                         1996   1997  1998   1999  2000  2001    2002     2003    2004   2005

Composite net of all operating expenses 25.67% 34.01% 7.85% 15.91% 9.71% 0.26% (14.52)% (33.86)% 19.43% 10.87%

   {circle}This is not the performance of the Large Cap Value Fund II. The Large
     Cap Value composite includes all fee paying discretionary accounts managed by the Managers which have large cap value investment objectives, policies and strategies substantially similar to those of the Large Cap Value Fund
     II. As of December 31, 2006, the Large Cap Value composite was composed of ___ accounts totaling approximately $___ billion

Portfolio Managers
 FUND                        PORTFOLIO MANAGER(S)

 Conservative Growth Fund II Thomas R. Pierce, CFA
                             Mark Stevenson, CFA

 Moderate Growth Fund II     Thomas R. Pierce, CFA
                             Mark Stevenson, CFA

 Aggressive Growth Fund II   Thomas R. Pierce, CFA
                             Mark Stevenson, CFA

 Large Cap Value Fund II     Jon Bosse, CFA (NWQ)
                             E. C. (Ted) Friedel, CFA (NWQ)

 Large Cap Growth Fund II    Allen J. Ashcroft, Jr.
                             Byron J. Grimes II, CFA
  THOMAS R. PIERCE, CFA, is an Administrative Vice President and has been with M&T Bank since January 1995. He has been a Vice President and Portfolio Manager of MTBIA since April 2003. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, initially recommends changes to the allocation among and the selection of Underlying Funds. Whomever of the two co-managers doesn't initiate the allocation recommendation then contributes input and analysis and the two portfolio managers jointly decide the investment approach to be implemented.

  Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a holder of the right to use the Chartered Financial Analyst designation (CFA Charterholder) and has a B.A. in Economics from Washington University, and an M.B.A from the University of Chicago.

  MARK STEVENSON, CFA, is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Keystone Financial, Inc. ("Keystone") since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA Charterholder and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.



  MANAGED ALLOCATION FUNDS - Mr. Stevenson and Mr. Pierce co-manage the Managed Allocation Funds. Under normal circumstances, Mr. Stevenson or Mr. Pierce initially recommends changes to the allocation among and the selection of Underlying Funds. Whomever of the two co-managers doesn't initiate the allocation recommendation then contributes input and the analysis and the two portfolio managers jointly decide the investment approach to be implemented.



  ALLEN J. ASHCROFT, JR. has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of AllFirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 27 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

  BYRON J. GRIMES II, CFA, has been the Managing Director of Equity Portfolio Management and a Senior Portfolio Manager of MTBIA since April 2004. Prior to joining MTBIA, Mr. Grimes served as the Chief Investment Officer of Citizens Investment Services Group, a division of Citizens Bank of Providence, Rhode Island. He has 31 years experience in investment research and portfolio management. Mr. Grimes holds a B.A. degree from Centre College in Danville, Kentucky. He is a CFA Charterholder.

  LARGE CAP GROWTH FUND II - Byron J. Grimes and Allen J. Ashcroft jointly manage the Large Cap Growth Fund II. They both agree on purchases and sales, and jointly decide on sector and capitalization weightings.

  JON D. BOSSE, CFA, has been Portfolio Manager for MTB Large Cap Value Fund II since December 2004. He is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

  E. C. (TED) FRIEDEL, CFA, has been a Co-Portfolio Manager of MTB Large Cap Value Fund II since December 2004. He is a Portfolio Manager and Managing Director for NWQ. Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial Standard Investment Management Company where he managed several large institutional portfolios. He was a senior member of the firm's investment committee and was instrumental in the development of investment policy. E.C. (Ted) Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford University. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

  LARGE CAP VALUE FUND II - Mr. Bosse has primary responsibility for driving the research process for the firm's large cap portfolio strategy, and in conjunction with the firm's investment professionals, developing a model portfolio for NWQ's clients. Mr. Friedel participates in that process and has primary responsibility for overseeing the strategy's implementation and investment for Large Cap Value Fund II.

  The Funds' SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Funds.

Financial Information

Financial Highlights
  The following financial highlights are intended to help you understand the financial performance of each Fund's Shares since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

  The following financial highlights do not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, your cost would be higher and share performance would be lower.

  This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds' audited financial statements, is included in the Funds' December 31, 2006 Annual Report which is available upon request.

MTB Group of Funds Financial Highlights

HOW TO OBTAIN MORE INFORMATION ABOUT MTB
GROUP OF FUNDS


  A Statement of Additional Information (SAI) dated April 30, 2007 is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the SAI and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and to make inquiries, call 1-800-836-2211.



  These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are available on MTB's website at www.mtbvafunds.com.

To Obtain More Information:

PHONE: Call 1-800-836-2211

MAIL: Write to us at: MTB FUNDS
            P.O. Box 8477
            Boston, MA 02266-8477

WEB: www.mtbvafunds.com

SEC: You can also obtain the SAI or Annual and Semi-
Annual Reports, as well as other information about
MTB Group of Funds, from the SEC's website
(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-
8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-
0102 or (2) sending an electronic request to publicinfo@sec.gov.

Cusip 55376V820


Cusip 55376T734


Cusip 55376V812


Cusip 55376T650


Cusip 55376T577

Investment Advisor                         Transfer Agent and Dividend Disbursing Agent
 MTB Investment Advisors, Inc.              Boston Financial Data Services, Inc.
 100 E. Pratt Street                        2 Heritage Drive
 17th Floor                                 North Quincy, MA 02171
 Baltimore, MD 21202

Distributor                                Custodian and Fund Accountant
 Edgewood Services, Inc.                    State Street Corporation
 5800 Corporate Drive                       P.O. Box 8609
 Pittsburgh, PA 15237-5829                  Boston, MA 02266-8609


Sub-Advisor to MTB Large Cap Value Fund II Independent Registered Public Accounting Firm
 NWQ Investment Management Company LLC      Ernst & Young LLP
 2049 Century Park East                     200 Clarendon Street
 16th Floor
 Los Angeles, CA 90067                      Boston, MA 02116-5072

Co-Administrator
 M&T Securities, Inc.
 One M&T Plaza
 Buffalo, NY 14203

Co-Administrator
 Federated Services Company                 SEC File No. 811-5514
 Federated Investors Tower                  27273 (4/07)
 1001 Liberty Avenue
 Pittsburgh, PA 15222-3779


                                                                 MTB-AR-007-0407
                                                                   517590 (4/07)








                               MTB GROUP OF FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION



                                 APRIL 30, 2007







              MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II

                        ("CONSERVATIVE GROWTH FUND II")



                MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II

                          ("MODERATE GROWTH FUND II")


               MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II

                         ("AGGRESSIVE GROWTH FUND II")



                          MTB LARGE CAP VALUE FUND II

                          ("LARGE CAP VALUE FUND II")



                          MTB LARGE CAP GROWTH FUND II

                          ("LARGE CAP GROWTH FUND II")









This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds dated April 30, 2007.

Obtain the prospectus without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).






CONTENTS
HOW ARE THE FUNDS ORGANIZED?                                   3
SECURITIES IN WHICH THE FUNDS INVEST                           3
INVESTMENT RISKS                                               10
FUNDAMENTAL INVESTMENT OBJECTIVES                              13
INVESTMENT LIMITATIONS                                         13
DETERMINING MARKET VALUE OF SECURITIES                         15
WHAT DO SHARES COST?                                           16
HOW ARE THE FUNDS SOLD?                                        16
SUBACCOUNTING SERVICES                                         17
REDEMPTION IN KIND                                             17
ACCOUNT AND SHARE INFORMATION                                  17
TAX INFORMATION                                                18
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?                20
HOW DO THE FUNDS MEASURE PERFORMANCE?                          45
FINANCIAL INFORMATION                                          47
INVESTMENT RATINGS                                             47
ADDRESSES                                                   BACK COVER PAGE



Cusip 55376V820
Cusip 55376T734
Cusip 55376V812
Cusip 55376T650
Cusip 55376T577
     27285 (4/07)

HOW ARE THE FUNDS ORGANIZED?
Each Fund covered by this SAI is a diversified portfolio of MTB Group of Funds (the "Trust"), a Delaware statutory trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. The name of the Trust was changed to "MTB Group of Funds" on August 15, 2003. The Trust may offer separate series of shares representing interests in separate portfolios of securities.



Through an internal reorganization, the Funds' investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company ("M&T Bank"), to MTB Investment Advisors, Inc. (MTBIA or "Advisor"), a subsidiary of M&T Bank, on August 15, 2003. The sub-advisor for the Large Cap Value Fund II is NWQ Investment Management Company, LLC.




SECURITIES IN WHICH THE FUNDS INVEST


In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Funds' investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

As described in the prospectus, Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II seek to achieve their investment objectives by investing in a combination of underlying funds (the "Underlying Funds") managed by the Advisor. The types of securities shown for Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II in the table represent the investments held by the Underlying Funds.



                                                CONSERVATIVE GROWTH  MODERATE GROWTH  AGGRESSIVE GROWTH  LARGE  LARGE CAP GROWTH
                                                      FUND II            FUND II           FUND II        CAP        FUND II
                                                                                                         VALUE
                                                                                                          FUND
                                                                                                           II
EQUITY SECURITIES                                        P                  P                 P            P            P
 Common Stocks                                           P                  P                 P            P            P
 Preferred Stocks                                        P                  P                 P            P            P
 Interests in Other Limited Liability Companies          N                  N                 N            A            A
 Real Estate Investment Trusts                           A                  A                 A            A            A
 Warrants4                                               A                  A                 A            A            A
FIXED INCOME SECURITIES                                  P                  P                 P            P            P
 Treasury Securities                                     P                  P                 P            A            A
 Agency Securities                                       P                  P                 P            A            A
 Corporate Debt Securities1                              P                  P                 P            A            A
 Commercial Paper                                        A                  A                 A            A            A
 Demand Instruments                                      A                  A                 A            A            A
 Taxable Municipal Securities                            A                  A                 A            N            N
 Mortgage Backed Securities                              P                  P                 P            A            A
 Collateralized Mortgage       Obligations               P                  P                 P            N            N
 (CMOs)
 Asset Backed Securities2                                P                  P                 P            A            A
 Zero Coupon Securities                                  P                  P                 P            A            A
 Bank Instruments                                        P                  P                 P            P            A
   Credit Enhancement                                    P                  P                 P            N            N
CONVERTIBLE SECURITIES5                                  A                  A                 A            P            P
Tax Exempt Securities3                                   P                  P                 P            N            N
 Variable Rate Demand Instruments                        A                  A                 A            N            N
 Municipal Securities                                    P                  P                 P            N            N
 Municipal Notes                                         P                  P                 P            N            N
FOREIGN SECURITIES                                       P                  P                 P            P            A
 Depository Receipts                                     P                  P                 P            P            P
 Foreign Exchange Contracts                              P                  P                 P            N            N
 Foreign Government Securities                           P                  P                 P            N            N
DERIVATIVE CONTRACTS                                     A                  A                 A            A            A
 Futures Contracts                                       A                  A                 A            A            A
 Options                                                 A                  A                 A            A            A
 Credit Default Swaps                                    A                  A                 A            A            A
SPECIAL TRANSACTIONS                                     A                  A                 A            A            A
 Repurchase Agreements                                   A                  A                 A            A            A
 Reverse Repurchase Agreements                           A                  A                 A            A            A
 Delayed Delivery Transactions                           A                  A                 A            A            A
 Securities Lending                                      A                  A                 A            A            A
 Asset Coverage                                          A                  A                 A            A            A
 INVESTING IN SECURITIES OF OTHER INVESTMENT             P                  P                 P            P            P
 COMPANIES
 Exchange-Traded Funds                                   A                  A                 A            A            A
 Short Sales                                             N                  N                 N            N            P
 Non-Investment Grade Securities                         P                  P                 P            N            N

1. Rated in the top four rating categories of a nationally recognized statistical rating organization (NRSRO), or, if unrated, of comparable quality as determined by the Advisor or sub-advisor. If a security's rating is lowered, the Advisor will assess whether to sell the security, but is not required to do so.
2. Large Cap Value Fund II may invest in asset backed securities which, at the time of purchase, are rated in the top three rating categories by an NRSRO, and the Large Cap Growth Fund II may invest in such securities, which, at the time of purchase, are rated in the top four rating categories by an NRSRO, or if unrated, are of comparable quality as determined by the Advisor or subadvisor. If a security's rating is lowered, the Advisor will assess whether to sell the security, but is not required to do so.
3.         Which are in one of the top four rating categories of an NRSRO.
4. The Funds do not have a present intent to invest more than 5% of their respective net assets in warrants.
5. The Funds may invest in convertible securities rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.


SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

   COMMON STOCKS
   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   PREFERRED STOCKS
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.


   INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
   Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stocks.



   REAL ESTATE INVESTMENT TRUSTS (REITS)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   WARRANTS
   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.


   TREASURY SECURITIES
   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   AGENCY SECURITIES
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSEs are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Transit Authority Bonds.

   Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.



   A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Trust Corporation.



   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

   CORPORATE DEBT SECURITIES
   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   COMMERCIAL PAPER
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   DEMAND INSTRUMENTS
   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   TAXABLE MUNICIPAL SECURITIES
   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   MORTGAGE BACKED SECURITIES
   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
      CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage- backed securities. This creates different prepayment and interest rate risks for each CMO class.

         SEQUENTIAL CMOS
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACS, TACS AND COMPANION CLASSES
         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOS AND POS
         CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         FLOATERS AND INVERSE FLOATERS
         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z CLASSES AND RESIDUAL CLASSES
         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

   The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

   ASSET-BACKED SECURITIES
   Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset- backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   ZERO COUPON SECURITIES
   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

   BANK INSTRUMENTS
   Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   CREDIT ENHANCEMENT
   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   VARIABLE RATE DEMAND INSTRUMENTS
   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

   MUNICIPAL SECURITIES
   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

   MUNICIPAL NOTES
   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

   {circle}it is organized under the laws of, or has a principal office located in, another country;

   {circle}the principal trading market for its securities is in another country; or

   {circle}it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   DEPOSITARY RECEIPTS
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

   FOREIGN EXCHANGE CONTRACTS
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

   FOREIGN GOVERNMENT SECURITIES
   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.



The Large Cap Growth Fund II and certain Underlying Funds may trade in the following types of derivative contracts.

   FUTURES CONTRACTS
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell financial futures contracts. Large Cap Value Fund II and certain Underlying Funds (Mid Cap Stock Fund and Large Cap Value Fund) may also buy/sell stock index futures contracts.

   OPTIONS
   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

   {circle}Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

   {circle}Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, a Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

   SWAP CONTRACTS
   A swap contract (also known as a "swap") is a type of derivative contract in which two parties (each, a "Counterparty") agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets ("Reference Instruments"). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

   CREDIT DEFAULT SWAPS
   A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event") occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the "Reference Obligation"). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation"). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled," which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund.



SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Advisor or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   REVERSE REPURCHASE AGREEMENTS
   Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   DELAYED DELIVERY TRANSACTIONS
   Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      TO BE ANNOUNCED SECURITIES (TBAS)
      As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund.

   SECURITIES LENDING
   A Fund may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

   A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.

   ASSET COVERAGE
   In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES


The Funds, and each Underlying Fund, may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II intend to invest substantially all their assets in Underlying Funds in order to achieve their investment goals. See "Investment Risks-Fund Expenses" and "Investment Limitations- Investing in Other Investment Companies" in this SAI.


EXCHANGE-TRADED FUND
The Funds may also invest in exchange-traded funds (ETFs) in order to implement its investment strategies. The Shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.



SHORT SALES

The Large Cap Growth Fund II and certain Underlying Funds may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker "on margin", and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund's net assets. The Fund may also "sell short against the box," i.e., the Fund owns securities identical to those short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, any may reduce returns or increase volatility.



INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

STOCK MARKET RISKS
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

The Advisor and subadvisor each attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Advisor allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO INVESTING FOR GROWTH
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Advisor attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS
The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

LEVERAGE RISKS
Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

INTEREST RATE RISKS
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES
The convertible securities in which the Funds may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS ASSOCIATED WITH COMPLEX CMOS
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.



FUND EXPENSES-MANAGED ALLOCATION FUNDS
Mutual fund portfolios bear charges for advisory fees and operational expenses. The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II and the Underlying Funds in which they invest each bear these expenses, so investors in the Conservative Growth Fund II, Moderate Growth Fund II or Aggressive Growth Fund II may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.


EXCHANGE-TRADED FUNDS
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's share may be halted if the listing exchange's officials deem such action appropriate, the share are delisted from the exchange, or the activation of market-wide "circuit- breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


CLOSE-OUT RISKS
In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the fund closes out its short position in the security. The broker's call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.


STATE INSURANCE REGULATIONS

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Funds may be limited in their ability to engage in such investments and to manage their portfolios with desired flexibility. The Funds will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Funds.

VARIABLE ASSET REGULATIONS

The Funds are also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each Fund may be represented by any one investment, no more than 70% of the total assets of each Fund may be represented by any two investments, no more than 80% of the total assets of each Fund may be represented by any three investments, and no more than 90% of the total assets of each Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests of the same real property project and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Funds fail to achieve the diversification required by the regulations, and unless relief is obtained from the Internal Revenue Service, the contracts invested in a Fund will not be treated as annuity, endowment, or life insurance contracts.

MIXED FUNDING AND SHARED FUNDING

As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in "mixed funding" (using shares as investments for both variable annuity contracts and variable life insurance policies) and "shared funding" (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the Securities and Exchange Commission (SEC), and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.
The Funds are authorized to pay financial institutions (primarily life insurance companies) a combined Rule 12b-1 and Shareholder Services fee at the maximum annual rate of 0.35% of the average daily net assets of Shares for which a financial institution provides distribution-related, administrative, shareholder and/or recordkeeping services.


FUNDAMENTAL INVESTMENT OBJECTIVES

The Conservative Growth Fund II's investment objective is to seek capital appreciation and income.

The Moderate Growth Fund II's investment objective is to seek capital growth. Income is a secondary objective.

The Aggressive Growth Fund II's investment objective is to seek capital appreciation.

The  Large  Cap Value Fund II's  investment  objective  is  to  provide  capital
appreciation.   Current   income  is  a  secondary,  non-fundamental  investment
consideration.

The Large Cap Growth Fund II's investment objective is to provide capital appreciation.

Unless otherwise stated above, all of the investment objectives listed above are fundamental. The investment objective may not be changed by the Funds' Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Each Fund may, in the future, seek to achieve the Fund's investment objectives by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
      Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof.

UNDERWRITING
      The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

LENDING CASH OR SECURITIES
      The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
CONCENTRATION OF INVESTMENTS
      The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

ILLIQUID SECURITIES

A Fund may not purchase or acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment advisor, and ETFs with respect to Large Cap Value II and Large Cap Growth II. In addition, Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II intend to invest substantially all of their assets in Underlying Funds.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute "concentration."
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Only the Large Cap Growth Fund II has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Underlying Funds in which Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

For the respective fiscal years ended December 31, 2006, and December 31, 2005, the portfolio turnover rates were 17% and 35% for the Large Cap Growth Fund II, 20% and 13% for the Large Cap Value Fund II, 17% and 35% for the Managed Allocation Fund- Conservative Growth II, 21% and 14% for the Managed Allocation Fund- Moderate Growth II, and 15% and 1% for the Managed Allocation Fund-Aggressive Growth II.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Funds' portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;

   {circle}for investments in other open-ended regulated investment companies, based on net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of a Fund.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to the Funds. The Rule 12b-1 Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of 0.25% of the Funds' average daily net assets.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

SHAREHOLDER SERVICES PLAN
The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates a maximum annual fee of 0.10% of the Funds' average daily net assets for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
In addition to the Rule 12b-1 and/or shareholder services fees that a Fund pays to financial intermediaries, the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries. While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial intermediaries may be paid fees out of the assets of the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.


PROCESSING SUPPORT PAYMENTS
The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.


OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain participating insurance companies may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Participating insurance companies holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the participating insurance company about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS


The insurance company separate accounts, as shareholders of the Funds, will vote the Funds' Shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account.

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of April xx, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

|FUND                        SHAREHOLDER NAME ADDRESS PERCENTAGE OWNED|
|Conservative Growth Fund II                                          |
|Moderate Growth Fund II                                              |
|Aggressive Growth Fund II                                            |
|Large Cap Value Fund II                                              |
|Large Cap Growth Fund II                                             |
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.





TAX INFORMATION


FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by a Fund.

Each Fund must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code. For information concerning the consequence of a Fund not meeting the Section 817(h) requirements, see the prospectus of the separate account.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and a Fund may be subject to Federal income taxes upon disposition of PFIC investments.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year applicable to MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund - Conservative Growth II, MTB Managed Allocation Fund - Moderate Growth II and MTB Managed Allocation Fund - Aggressive Growth II (December 31, 2006). The Trust is composed of 36 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION


NAME
ADDRESS                                                                                                                  TOTAL
BIRTH DATE                                                                                                            COMPENSATION
POSITION WITH TRUST                                                                                                       FROM
DATE SERVICE BEGAN              PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND OTHER DIRECTORSHIPS HELD                   TRUST
MARK J. CZARNECKI*              PRINCIPAL OCCUPATIONS: Executive Vice President, M&T Bank Holding Corp., (bank              $0
Manufacturers and Traders       holding company).
Trust Company
One M&T Plaza ("M&T Bank")         OTHER DIRECTORSHIPS HELD:  None
Buffalo, NY 14203
Birthdate:  November 3,
1955

TRUSTEE

Began serving: August 2000
______________________________________________________________________________

* Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the parent of the Funds' advisor.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION


NAME
ADDRESS                                                                                                                TOTAL
BIRTH DATE                                                                                                          COMPENSATION
POSITION         PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND OTHER DIRECTORSHIPS HELD                                 FROM
WITH TRUST                                                                                                             TRUST
DATE SERVICE
BEGAN
   JOSEPH J.     PRINCIPAL OCCUPATIONS: Chairman, Community Foundation for Greater Buffalo,; Chairman, Buffalo             $
CASTIGLIA        Olmsted Parks Conservancy.
   Roycroft         OTHER DIRECTORSHIPS HELD: The Energy East Corp.; Community Foundation for Greater Buffalo.
Campus
   21 South         Previous Positions:  President, Chief Executive Officer and Vice Chairman, Pratt & Lambert
Grove            United, Inc. (manufacturer of paints and chemical specialties).
Street,
Suite 290
   East
Aurora, NY
14052
   Birth
date: July
20, 1934

   CHAIRMAN
AND TRUSTEE

   Began
serving:
February
1988
WILLIAM H.          PRINCIPAL OCCUPATIONS: Retired.                                                                        $
COWIE, JR.
1408 Ruxton         OTHER DIRECTORSHIPS HELD: None
Road
Baltimore,          PREVIOUS POSITIONS:  Vice Chairman of Signet Banking Corp.,
MD 21204
Birth date:
January 24,
1931

TRUSTEE

Began
serving:
September
2003
JOHN S.             PRINCIPAL OCCUPATIONS: Senior Consultant, Yaffe & Co., Inc., (health care company) since               $
CRAMER           February 2006.
299 Beacon
Drive               OTHER DIRECTORSHIPS HELD: Highmark Blue Cross Blue Shield; Chek-Med Corporation.
Harrisburg,
PA 17112            PREVIOUS POSITIONS:  President Emeritus, Pinnacle Health Systems (health care).
Birth date:
February 22,
1942

TRUSTEE

Began
serving:
December
2000
DANIEL R.           PRINCIPAL OCCUPATIONS: President and CFO, Gernatt Family Companies; Executive Vice                     $
GERNATT, JR.     President, Dan Gernatt Gravel Products, Inc.; Vice President, Country Side Sand & Gravel, Inc.
13870 Taylor
Hollow Roads        OTHER DIRECTORSHIPS HELD: None
Collins, NY
14034
Birth  date:
July 14,
1940

TRUSTEE

Began
serving:
February
1988
RICHARD B.          PRINCIPAL OCCUPATIONS: Chairman and Director,  (since 1995) of Girard Partners, a                      $
SEIDEL           registered broker-dealer.
770 Hodges
Lane                OTHER DIRECTORSHIPS HELD: None
Strafford,
PA 19087
Birth date:
April 20,
1941

TRUSTEE

Began
serving:
September
2003
DR.                 PRINCIPAL OCCUPATIONS:  Member, Catholic Hospital System; Chairman, Member, AAA Foundation             $
MARGUERITE       for Traffic Safety; Chairman, AAA Foundation for Traffic Safety R&D Committee; Vice Chairman,
D.               NY State AAA; President; Buffalo Club Board.
HAMBLETON*
62 LaNoche          PREVIOUS POSITIONS:  Chairman, Federal Reserve Board (Buffalo Branch); Board Member,
Court            Western New York Public Broadcasting; Trustee, Canisius College;
Buffalo, NY
14221               OTHER DIRECTORSHIPS HELD: None.
Birth date:
February 19,
1943

TRUSTEE

Began
Serving:
September
2005





3



OFFICERS

NAME                                                                                                                   TOTAL
ADDRESS                                                                                                             COMPENSATION
BIRTH DATE                                                                                                              FROM
POSITION         PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND PREVIOUS POSITIONS                                     TRUST**
WITH TRUST
CHARLES L.       PRINCIPAL OCCUPATIONS: Senior Vice President, Federated Securities Corp.; Director of Mutual Fund        $0
DAVIS            Services, Federated Services Company; Director of Sales Administration, Federated Securities
Federated        Corp.; President, Edgewood Services, Inc. and President, Southpointe Distribution Services Inc.
Investors
Tower               PREVIOUS POSITIONS: Managing Director, Edgewood Services, Inc.
Pittsburgh,
PA
Birth date:
March 23,
1960

CHIEF
EXECUTIVE
OFFICER

Began
serving:
December
2002
CARL W.             PRINCIPAL OCCUPATIONS: Senior Vice President, M&T Bank, 2001- Present;  Administrative                $0
JORDAN           Vice President, M&T Bank, 1995-2001.
One M&T
Plaza
Buffalo, NY
Birth date:
January 2,
1955

PRESIDENT

Began
serving: May
2001
TODD E.             PRINCIPAL OCCUPATIONS: Vice President, M&T Bank, 2000-Present; Vice President, Director of            $0
RICHARDS         Mutual Fund Services, M&T Securities, since January 2006.
100 East
Pratt Street        PREVIOUS POSITIONS:  President, Keystone Brokerage.
Baltimore,
MD
Birth date:
August 5,
1948

VICE
PRESIDENT

Began
serving:
March 2006
PHILIP R.           PRINCIPAL OCCUPATIONS: Vice President, Director of Distribution for Proprietary Products,             $0
CARBONE          M&T Securities, since 2003; Manager, Vision Shareholder Services and Discount Brokerage,
100 East         1998-2002.
Pratt
Street, 15th
Floor
Baltimore,
MD
Birth date:
July 27,
1954

VICE
PRESIDENT

Began
serving:
September
2003
SCOT A.             PRINCIPAL OCCUPATIONS: Vice President, Product Manager, M&T Securities, since 2002;                   $0
MILLEN           Executive Associate, M&T Investment Group, 2001-2002; Summer Associate, M&T Investment Group,
100 East         2000.
Pratt
Street, 15th
floor
Baltimore,
MD
Birth date:
February 22,
1969

VICE
PRESIDENT

Began
serving:
September
2003
JUDY MACKIN         PRINCIPAL OCCUPATIONS: Vice President, Mutual Fund Services Division, Federated Services              $0
Federated        Company.
Investors
Tower
Pittsburgh,
PA
Birth date:
May 30, 1960

VICE
PRESIDENT
AND
ASSISTANT
TREASURER

   Began
serving:
March 2005
RICHARD  N.         PRINCIPAL OCCUPATIONS: Vice President, Federated Administrative Services.                             $0
PADDOCK
Federated
Investors
Tower
Pittsburgh,
PA
Birth date:
October 25,
1963

TREASURER,
PRINCIPAL
FINANCIAL
OFFICER

Began
serving:
December
2005
THOMAS R.        PRINCIPAL OCCUPATIONS: Chief Compliance Officer, MTB Group of Funds, MTB Investment Advisor, Inc.        $0
RUS              and Zirkin-Cutler Investments, Inc.
100 East
Pratt               PREVIOUS POSITIONS: Vice President and Associate Counsel, M&T Bank 2003-2004; Vice President
Street, 17th     and Trust Counsel, Allfirst Financial, Inc. 1995-2003.
Floor
Baltimore,
MD
Birth Date:
October 11,
1959

CHIEF
COMPLIANCE
OFFICER

Began
serving:
September
2004
STEVEN A.        PRINCIPAL OCCUPATIONS:  Compliance Officer, Federated Services Company, Federated Securities             $0
FRIEDMAN         Corp. and Edgewood Services, Inc.
Federated
Investors           PREVIOUS POSITIONS:  Senior Vice President, Compliance Officer and Bank Secrecy Act Officer,
Tower            Parkvale Bank.
Pittsburgh,
PA
Birth Date:
May 12, 1950

AML
COMPLIANCE
OFFICER
Began
Serving:
December
2002
C. GRANT            PRINCIPAL OCCUPATION: Counsel, Reed Smith LLP (since October 2002).                                   $0
ANDERSON
Federated
Investors           PREVIOUS POSITIONS: Corporate Counsel, Federated Investors, Inc.; Vice President,
Tower            Federated Services Company (prior to October 2002).
Pittsburgh,
PA
Birth date:
November 6,
1940

SECRETARY

   Began
serving:
December
2000
VICTOR R.           PRINCIPAL OCCUPATIONS: Partner, Reed Smith LLP (since October 2002).                                  $0
SICLARI
Federated           PREVIOUS POSITIONS: Senior Corporate Counsel and Vice President, Federated Services
Investors        Company (prior to October 2002).
Tower
Pittsburgh,
PA
Birth date:
November 17,
1961

ASSISTANT
SECRETARY

Began
serving: May
2000;
Secretary
from August
11, 1995 to
May 11,
2000;
Assistant
Secretary
from May 11,
2000 to
present.

**Officers do not receive any compensation from the Funds.





COMMITTEES OF THE BOARD

               COMMITTEE       COMMITTEE FUNCTIONS                                                                         MEETINGS
BOARD          MEMBERS                                                                                                     HELD
COMMITTEE                                                                                                                  DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      Mark J.         In between meetings of the full Board, the Executive Committee generally may exercise         None
               Czarnecki       all the powers of the full Board in the management and direction of the business and
               Daniel R.       conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Gernatt,        deem to be in the best interests of the Trust. However, the Executive Committee cannot
               Jr.             elect or remove Board members, increase or decrease the number of Trustees, elect or
               Richard B.      remove any Officer, declare dividends, issue shares or recommend to shareholders any
               Seidel          action requiring shareholder approval.
  AUDIT        Joseph J.       The purposes of the Audit Committee are to oversee the accounting and financial               Five
               Castiglia       reporting process of the Funds, the Funds' internal control over financial reporting,
               William H.      and the quality, integrity and independent audit of the Funds' financial statements.
               Cowie, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               John S.         legal requirements relating to those matters, approves the engagement and reviews the
               Cramer          qualifications, independence and performance of the Funds' independent registered
               Richard B.      public accountants, acts as a liaison between the independent registered public
               Seidel          accountants and the Board and reviews the Funds' internal audit function.
NOMINATING     Joseph J.       The Nominating Committee, whose members consist of all independent Trustees, selects          None
               Castiglia       and nominates persons for election to the Funds' Board when vacancies occur. The
               William H.      Committee will consider candidates recommended by shareholders, Independent Trustees,
               Cowie, Jr.      officers or employees of any of the Funds' agents or service providers and counsel to
               Daniel R.       the Funds. Any shareholder who desires to have an individual considered for nomination
               Gernatt,        by the Committee must submit a recommendation in writing to the Secretary of the Funds,
               Jr.             at the Funds' address appearing on the back cover of this Statement of Additional
               John S.         Information. The recommendation should include the name and address of both the
               Cramer          shareholder and the candidate and detailed information concerning the candidate's
               Richard B.      qualifications and experience. In identifying and evaluating candidates for
               Seidel          consideration, the Committee shall consider such factors as it deems appropriate. Those
               Marguerite      factors will ordinarily include: integrity, intelligence, collegiality, judgment,
               D.              diversity, skill, business and other experience, qualification as an "Independent
               Hambleton       Trustee," the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.



BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2006


                                                      AGGREGATE
                               DOLLAR RANGE OF  DOLLAR RANGE OF
                                  SHARES OWNED  SHARES OWNED IN
 BOARD MEMBER NAME                    IN FUNDS       THE TRUST*
 MARK J. CZARNECKI                                Over $100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 JOSEPH J. CASTIGLIA                              Over $100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 WILLIAM H. COWIE, JR                          $50,001-$100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 JOHN S. CRAMER                                   Over $100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 DANIEL R. GERNATT, JR.                           Over $100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 RICHARD B. SEIDEL                             $50,001-$100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 MARGUERITE D. HAMBLETON
   Conservative Growth Fund II            None             None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None

*Aggregate Dollar Range of Shares owned in the Trust may include investments in Funds of the Trust that are not offered in this Prospectus and SAI.

As of April xx, 2007, the Funds' board and officers as a group owned less than 1% of each fund's outstanding shares.


INVESTMENT ADVISOR

The Advisor conducts investment research and makes investment decisions for the Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SUB-ADVISOR
LARGE CAP VALUE FUND II



The Advisor has delegated daily management of the Large Cap Value Fund II to a sub-advisor, NWQ. For its services under the Sub-Advisory Agreement, NWQ Investment Management Company, LLC (NWQ), is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value Fund II. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Value Fund II that it manages.


PORTFOLIO MANAGER INFORMATION
The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Funds, their Advisor, Subadvisor and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.



VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.

MTB INVESTMENT ADVISORS, INC. PROXY VOTING POLICY


INTRODUCTION
MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts. In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this Proxy Voting Policy.


GENERAL STANDARDS AND APPROACH
Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.

Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.

ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Adviser. Accordingly, Adviser will generally follow the ISS recommendations in voting proxies. Summaries of the ISS proxy voting policies and considerations are available at the ISS website at http://www.issproxy.com/pdf/US2006SummaryGuidelines.pdf.

In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Adviser believes will result in financial rewards for its clients.

Adviser reserves the right to override any ISS-recommended voting policy when it believes that a vote contrary to a policy would be in the best interest of
                         Adviser's clients.  Any vote contrary to a stated
policy must be approved by the Trade Management Oversight Committee of the Adviser's Board of Directors, or that Committee's designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.


CONFLICTS OF INTEREST
Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS.  The Trade Management Oversight
Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.

Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight Committee.

In the event that the Trade Management Oversight Committee determines that Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:

1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;

OR

2.  Prior to voting on the proposal, either:

(i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

(ii) Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client.  However, as indicated above, there
may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.

The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.


APPOINTMENT OF SUBADVISERS
From time to time Adviser may recommend that a client appoint a subadviser with respect to a particular investment mandate. By recommending the subadviser to manage the client's investments, the Adviser is also recommending that the client approve the subadviser's policies and procedures with respect to proxy voting. Among other things, Adviser will require that a subadviser's policies and procedures are designed to ensure that proxies are voted in what the subadviser believes to be the best interests of clients, and that conflicts are disclosed, documented, and otherwise addressed in an appropriate manner. In considering a subadviser to recommend, the Adviser will seek assurance that the subadviser will generally vote proxies in a manner that is consistent with MTBIA's policy (i.e. in accordance with ISS recommendations, unless otherwise specified by MTBIA). Subadviser will provide Adviser with information on securities voted by subadviser promptly after the vote occurs. If a subadviser proposes to cast a vote that is not consistent with MTBIA policy, the subadviser must notify the Adviser prior to casting the vote, so that Adviser can seek to avoid conflicting votes among accounts that it manages. Subadviser must also document the rationale for any such inconsistent vote.




PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC website at http://www.sec.gov and through the Trust's website. Go to www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.


PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Advisor prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are CDA Weisenberger and Lipper. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Advisor and of the Chief Compliance Officer of the Funds. The President of the Advisor and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party and will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor and subadvisor look for prompt execution of the order at a favorable price. The Advisor and sub-advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor and sub-advisor may select brokers and dealers based on whether they also offer research services (as described below). The Advisor and sub-advisor make decisions on portfolio transactions and select brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.




RESEARCH SERVICES
Subject to future regulatory changes of the SEC, research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or by affiliates of the sub-advisor in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor, or their affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and their affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period October 1, 2002 through September 30, 2005, administrative services were provided at the following rates:

Fees Payable to FSC:

MAXIMUM ADMINISTRATIVE FEE AVERAGE AGGREGATE DAILY NET ASSETS OF THE MTB GROUP OF FUNDS
0.06%                      on the first $2 billion
0.03%                      on the next $3 billion
0.02%                      on the next $2 billion
0.0125%                    on the next $3 billion
0.01%                      on assets in excess of $10 billion

Fees Payable to M&T Securities, Inc.:

MAXIMUM ADMINISTRATIVE FEE AVERAGE AGGREGATE DAILY NET ASSETS OF THE MTB GROUP OF FUNDS
0.04%                      on the first $5 billion
0.03%                      on the next $2 billion
0.0175%                    on the next $3 billion
0.015%                     on assets in excess of $10 billion

Effective October 1, 2005, the administrative fees payable to FSC have been changed to reflect the following:


Fees Payable to FSC:

MAXIMUM ADMINISTRATIVE FEE AVERAGE AGGREGATE DAILY NET ASSETS OF THE MTB GROUP OF FUNDS
0.04%                      on the first $2 billion
0.03%                      on the next $2 billion
0.02%                      on the next $3 billion
0.0125%                    on the next $3 billion
0.010%                     on assets in excess of $10 billion

There has been no change to the fees payable to co-administrator, M&T Securities, Inc.

From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiiliates, Federated Shareholder Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Fund for these transfer agency services. Boston Financial Data Services, Inc.
(BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004. the principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.

Boston Financial Data services, Inc. (BFDS) serves as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Funds for these transfer agency services. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.



CUSTODIAN AND FUND ACCOUNTANT


State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services to the Funds at the following annual fee, based on the Funds' average monthly net assets:

ANNUAL FEE, BILLED AND PAYABLE MONTHLY AVERAGE MONTHLY NET ASSETS OF THE MTB GROUP OF FUNDS
0.037%                                 on the first $5 billion
0.034%                                 on the next $5 billion
0.0315%                                on the next $10 billion
0.029%                                 on assets in excess of $20 billion


In addition, for an annual fee of $4,000 per Fund, State Street Bank and Trust Company prepares two quarterly portfolio listings per year for inclusion in Form N-Q and prepares tabular or graphic presentations of the Funds' portfolio holdings and an enhanced expense disclosure example for inclusion in shareholder reports.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Funds, Ernst & Young LLP, an independently registered public accounting firm, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.





FEES PAID BY THE FUNDS FOR SERVICES

                        ADVISORY FEE PAID/                          BROKERAGE                       ADMINISTRATIVE FEE PAID/
                       ADVISORY FEE WAIVED                      COMMISSIONS PAID                   ADMINISTRATIVE FEE WAIVED
FUNDS           FOR THE      FOR THE      FOR THE      FOR THE      FOR THE       FOR THE      FOR THE      FOR THE      FOR THE
              FISCAL YEAR  FISCAL YEAR  FISCAL YEAR  FISCAL YEAR  FISCAL YEAR   FISCAL YEAR  FISCAL YEAR  FISCAL YEAR  FISCAL YEAR
                 ENDED        ENDED        ENDED        ENDED        ENDED         ENDED        ENDED        ENDED        ENDED
              DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,
                  2006         2005         2004         2006         2005         2004          2006         2005         2004
MODERATE                   $109,075/    $79,041                   $0           $0                         $27,978/0    $20,165/0
GROWTH FUND                $31,492      /14,247
II*
LARGE CAP                  $39,168/     $26,639                   $2,240       $9,118                     $3,583/0     $2,426/0
VALUE FUND                 $39,168      /$26,639
II**
LARGE CAP                  $41,627/     $29,304                   $7,605       $5,502                     $3,141/0     $2,199/0
GROWTH FUND                $41,627      /$29,304
II***
AGGRESSIVE                 --           --           --           --           --                         --           --
GROWTH FUND
II*
CONSERVATIVE               --           --           --           --           --                         --           --
GROWTH FUND
II*

* Start of performance dates: Moderate Growth Fund II- June 17,2002; Large Cap Value Fund II- May 31, 2002; Large Cap Growth Fund II-May 31, 2002; Aggressive Growth Fund II-May 3, 2005; Conservative Growth Fund II - May 3, 2005.

**Effective December 8, 2004, the Advisor delegated daily management of Large Cap Value Fund II to NWQ Investment Management Company LLC as subadvisor.

***Prior to December 8, 2004, the Advisor delegated daily management of the Large Cap Growth Fund II to Montag & Caldwell, Inc. as subadvisor.





12B-1 AND SHAREHOLDER SERVICES FEES

FUNDS                       12B-1 FEES PAID 12B-1 FEES WAIVED SHAREHOLDER SERVICES FEE PAID SHAREHOLDER SERVICES FEE WAIVED

Moderate Growth Fund II     $               0                 $                             0
Large Cap Value Fund II     $               0                 $                             0
Large Cap Growth Fund II    $               0                 $                             0
Aggressive Growth Fund II   $               0                 $                             0
Conservative Growth Fund II $               0                 $                             0



HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors. Share performance does not reflect any charges and expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Funds may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total Return is given for the period ended December 31, 2006.   Yield  is  given
for the 30-day period ended December 31, 2006.

-------------------------------------------------------------------
|MODERATE GROWTH FUND II|30-DAY PERIOD|1 YEAR|START OF PERFORMANCE|
-------------------------------------------------------------------
|TOTAL RETURN           |             |      |                    |
-------------------------------------------------------------------
|Before Taxes           |             |      |                    |
-------------------------------------------------------------------
|YIELD                  |             |      |                    |
-------------------------------------------------------------------


-------------------------------------------------------------------
|LARGE CAP VALUE FUND II|30-DAY PERIOD|1 YEAR|START OF PERFORMANCE|
-------------------------------------------------------------------
|TOTAL RETURN           |             |      |                    |
-------------------------------------------------------------------
|Before Taxes           |             |      |                    |
-------------------------------------------------------------------
|YIELD                  |             |      |                    |
-------------------------------------------------------------------


--------------------------------------------------------------------
|LARGE CAP GROWTH FUND II|30-DAY PERIOD|1 YEAR|START OF PERFORMANCE|
--------------------------------------------------------------------
|TOTAL RETURN            |             |      |                    |
--------------------------------------------------------------------
|Before Taxes            |             |      |                    |
--------------------------------------------------------------------
|YIELD                   |             |      |                    |
--------------------------------------------------------------------


---------------------------------------------------------------------
|AGGRESSIVE GROWTH FUND II|30-DAY PERIOD|1 YEAR|START OF PERFORMANCE|
---------------------------------------------------------------------
|TOTAL RETURN             |             |      |                    |
-----------------------------------------
|Before Taxes             |             |      |                    |
-----------------------------------------
|YIELD                    |             |      |                    |
---------------------------------------------------------------------


-----------------------------------------------------------------------
|CONSERVATIVE GROWTH FUND II|30-DAY PERIOD|1 YEAR|START OF PERFORMANCE|
-----------------------------------------------------------------------
|TOTAL RETURN               |             |      |                    |
-------------------------------------------
|Before Taxes               |             |      |                    |
-------------------------------------------
|YIELD                      |             |      |                    |
-----------------------------------------------------------------------
*Start of performance for Large Cap Growth Fund II and Large Cap Value Fund II was May 31, 2002; start of performance for Moderate Growth Fund II was June 17, 2002; start of performance for Aggressive Growth Fund II and Conservative Growth Fund II was May 3, 2005.




PERFORMANCE COMPARISONS


Advertising and sales literature may include:

   {circle}references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

   {circle}charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

   {circle}discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

   {circle}information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:



   {circle}LIPPER, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time.

   {circle}DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (All Funds)

   {circle}STANDARD & POOR'S  DAILY  STOCK  PRICE  Indices of 500 And 400 Common
      Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures. (All Funds)

   {circle}STANDARD & POOR'S 500/BARRA VALUE INDEX is a market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. (Large Cap Value Fund II)

   {circle}STANDARD & POOR'S 500/BARRA GROWTH INDEX is a market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. (Large Cap Growth Fund II)

   {circle}STANDARD & POOR'S 500/ CITIGROUP VALUE INDEX is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum.

   {circle}STANDARD & POOR'S 500/ CITIGROUP  GROWTH  INDEX is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth investment end of the growth-value spectrum.

   {circle}CONSUMER PRICE INDEX is generally considered to be a measure of inflation. (All Funds)

   {circle}NEW YORK STOCK EXCHANGE COMPOSITE INDEX is a market value weighted index which relates all NYSE stocks to an aggregate market value as of December 31, 1965, adjusted for capitalization changes. (All Funds)

   {circle}VALUE LINE COMPOSITE INDEX consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income. (All Funds)

   {circle}SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

   {circle}BANK  RATE  MONITOR  NATIONAL  INDEX,  Miami  Beach,  Florida,  is  a
      financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

   {circle}DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

   {circle}MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)



Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable net asset value, the net asset value of the Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.



MUTUAL FUND MARKET
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $9.2 trillion to the more than 8,000 funds available according to the Investment Company Institute.



FINANCIAL INFORMATION


The Financial Statements for the Funds for the fiscal year ended December 31, 2006 are incorporated by reference to the Annual Report to Shareholders of the MTB Group of Funds dated December 31, 2006.


INVESTMENT RATINGS


STANDARD AND POOR'S

LONG-TERM DEBT RATING DEFINITIONS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


MOODY'S INVESTORS SERVICE, INC.

LONG-TERM BOND RATING DEFINITIONS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


COMMERCIAL PAPER RATINGS
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


FITCH IBCA, INC./FITCH INVESTORS SERVICE, L.P.

LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


SHORT-TERM DEBT RATING DEFINITIONS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


COMMERCIAL PAPER RATING DEFINITIONS
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


LONG-TERM DEBT RATINGS
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

OTHER CONSIDERATIONS

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii)
evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDRESSES



MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II



MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II



MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II



MTB LARGE CAP VALUE FUND II



MTB LARGE CAP GROWTH FUND II




DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829


INVESTMENT ADVISOR
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

SUB-ADVISOR TO MTB LARGE CAP VALUE FUND II
NWQ Investment Management Company, LLC
2049 Century Park East
16th Floor
Los Angeles, CA 90067
CO-ADMINISTRATOR
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203
CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

APPENDIX



The following is a list of persons other than the Advisor and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:


CUSTODIAN, FUND ACCOUNT AND SECURITIES LENDING AGENT
State Street Bank and Trust Company


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP


LEGAL COUNSEL
Dickstein Shapiro LLP

SERVICE PROVIDERS
Evaluation Associates LLC
Wiesenberger

SECURITY PRICING SERVICES
Reuters
Thomson/LX
JJ Kenney
FT Interactive Data
Bloomberg
FRI Corporation

RATINGS AGENCIES
Not applicable

PERFORMANCE REPORTING/PUBLICATIONS
Thomson Financial/ Vestek (Evaluation Associates)
ICI
RR Donnelly
Lipper
Standard & Poor's
Hartford Life
Morningstar
Bloomberg
Vickers

TRANSFER AGENT
Boston Financial Data Services, Inc.

INSURANCE COMPANIES
The Hartford Life Insurance Company

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company

TransAmerica Life Insurance Company and TransAmerica
Financial Life Insurance Company


OTHER
Reed Smith LLP
















PART C.      OTHER INFORMATION.
Item 23.  Exhibits
             (a)    (i)          Conformed copy of Amended and
                                 Restated Agreement and Declaration
                                 of Trust of MTB Group of Funds, a
                                 Delaware Statutory Trust; (41)
                    (ii)         Conformed copy of Amendment to
                                 Certificate of Trust of MTB Group
                                 of Funds, a Delaware Statutory
                                 Trust; (38)
             (b)    (i)          Copy of Amended and Restated By-
                                 Laws of MTB Group of Funds, a
                                 Delaware Statutory Trust; (38)
                    (ii)         Copy of Amendment #1 to the
                                 Amended and Restated By-Laws of
                                 MTB Group of Funds; (41)
                    (iii)        Copy of Amendment #2 to the
                                 Amended and Restated By-Laws of
                                 MTB Group of Funds; (44)
             (c)    (i)          Copy of Specimen Certificate for
                                 Shares of Capital Stock of the
                                 Registrant; (8)
                    (ii)         Copy of Specimen Certificate for
                                 Shares of Capital Stock of the
                                 Vision Capital Appreciation Fund;
                                 (15)
             (d)    (i)          Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (27 funds) dated August
                                 22, 2003; (39)
                    (ii)         Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (2 money market funds)
                                 dated August 22, 2003; (39)
                    (iii)        Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (5 funds)dated August
                                 22, 2003; (39)
                    (iv)         Conformed copy of Sub-Advisory
                                 Agreement for the MTB Small Cap
                                 Stock Fund (Mazama Capital
                                 Management, Inc.), dated August
                                 22, 2003; (39)
                    (v)          Conformed copy of Sub-Advisory
                                 Agreement for MTB Small Cap Stock
                                 Fund (LSV Asset Management), dated
                                 August 22, 2003; (39)
                    (vi)         Conformed copy of Sub-Advisory
                                 Agreement for MTB International
                                 Equity Fund (UBS Global Asset
                                 Management), dated August 22,
                                 2003; (39)
                    (vii)        Conformed copy of Amendment
                    to Sub-Advisory Agreement for     MTB Small Cap
                    Stock Fund       (Mazama Capital Management,
                    Inc.); (39)
                    (viii)       Conformed copy of Amendment
                    to Sub-Advisory Agreement for     MTB Small Cap
                    Stock Fund (LSV     Asset Management); (39)
                    (viv)        Conformed copy of Amendment
                    to Sub-Advisory Agreement for     MTB
                    International Equity       Fund (UBS Global
                    Asset         Management (Americas), Inc.);
                    (39)
                     (ix)        Conformed copy of Investment
                                  Advisory Contract Letter
                                  Agreement, dated April 1, 2004;
                                  (39)
                     (x)   Conformed copy of Amendment to
                                  Subadvisory Agreement among MTB
                                  Group of Funds, MTB Investment
                                  Advisors, Inc. and Independence
                                  Investment LLC; (41)
                     (xi)  Conformed copy of Sub-Advisory Agreement
                                  for MTB Large Cap Value Fund and
                                  MTB Large Cap Value Fund II (NWQ
                                  Investment Management Company,
                                  LLC) dated December 8, 2004; (42)
                     (xii) Conformed copy of Sub-Advisory Agreement
                                  for MTB Equity Income Fund
                                  (DePrince, Race & Zollo, Inc.)
                                  dated December 8, 2004; (42)
                     (xiii)      Conformed copy of Investment
                                  Advisory Contract Letter
                                  Agreement, dated February 15,
                                  2005 (Variable Annuity Funds);
                                  (44)
                     (xiv) Conformed copy of Sub-Advisory Agreement
                                  For the Mid Cap Stock Fund (LSV
                                  Asset Management), dated December
                                  8, 2004;(49)
                     (xv)  Conformed copy of Investment Sub-
                                  Advisory Contract Letter
                                  Agreement for the Small Cap Fund,
                                  date December 8, 2004; (43)
                     (xvi) Conformed copy of Schedule A to the
                                  Investment Advisory Agreement of
                                  the Registrant (27 funds) dated
                                  August 22, 2003; (43)
                     (xvii)      Conformed copy of Investment
                                  Advisory Agreement of the
                                  Registrant (2 money market funds)
                                  dated August 22, 2003; (43)
                     (xviii)     Conformed copy of Schedule A to
                                  the Investment Advisory Agreement
                                  of the Registrant (2 money market
                                  funds); (44)
                     (xix) Conformed copy of Schedule A to the
                                  Investment Advisory Agreement of
                                  the Registrant (27 funds); (49)
                     (xx)  Conformed copy of Investment Advisory
                                  Contract Letter Agreement, dated
                                  January 6, 2006 (Maryland and
                                  Virginia Municipal Bond Funds);
                                  (47)
                     (xxi) Conformed copy of Investment Advisory
                                  Contract Letter Agreement, dated
                                  March 24, 2006 (Variable Annuity
                                  Funds); (47)
                     (xxii)      Conformed copy of Subadvisory
                                  Agreement for International
                                  Equity Fund (LSV Asset
                                  Management) dated October 24,
                                  2005; (48)
                     (xxiii)     Conformed copy of Subadvisory
                                  Agreement for International
                                  Equity Fund (SSgA Funds
                                  Management, Inc.) dated October
                                  24, 2005; (48)
                     (xxiv)      Conformed copy of  Subadvisory
                                  Agreement for International
                                  Equity Fund (Hansberger Global
                                  Investors, Inc.) dated October
                                  24, 2005; (48)
                     (xxv) Conformed copy of Sub-Advisory Agreement
                                  for Large Cap Value Fund and
                                  Large Cap Value Fund II (NWQ
                                  Investment Management Company,
                                  LLC) dated July 28, 2005; (49)
                     (xxvi)      Conformed copy of Amendment to
                                  Subadvisory Contract among MTB
                                  Group of Funds, MTB Investment
                                  Advisors, Inc. and LSV Asset
                                  Management; (+)
                     (xxvii)     Conformed copy of Subadvisory
                                  Agreement for Balanced Fund
                                  (DePrince, Race & Zollo, Inc.);
                                  (+)
                     (xxviii)    Conformed copy of Subadvisory
                                  Agreement for Small Cap Stock
                                  Fund (Copper Rock Capital
                                  Partners);(+)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract of the Registrant, dated
                                 August 15, 2003; (39)
                    (ii)         Conformed copy of Amendment to
                                 Distributor's Contract (September
                                 22, 2003); (39)
                    (iii)        Conformed copy of Amendment #1 to
                                 Exhibit B to the Distributor's
                                 Contract; (43)
                    (iv)         Conformed copy  of Amendment #2 to
                                 Exhibit B to the Distributor's
                                 Contract; (47)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian
                                 Agreement of the Registrant, dated
                                 December 7, 2004
                                 And Copy of Schedules A-D to
                    the Custodian Agreement of            the
                    Registrant; (42)
                    (ii)         Conformed copy of Custody, Fund
                                 Accounting and Fund Administration
                                 Fee Schedule; (40)
                    (iii)  Conformed copy of Securities Lending
                                 Authorization Agreement between
                                 MTB Group of Funds and State
                                 Street Bank & Trust Company; (41)
                    (iv)   Copy of Appendix A to the Custodian
                                 Agreement between the Registrant
                                 and State Street Bank, dated April
                                 29, 2005; (47)
                    (v)    Conformed copy of Funds Transfer
                                 Addendum to the Custodian
                                 Contract; (44)
             (h)    (i)          Copy of Recordkeeping Agreement of
                                 the Registrant; (43)
                    (ii)         Copy of Recordkeeping Agreement of
                                 the Registrant for the VA Funds;
                                 (43)
                    (iii)        Conformed copy of Agreement for
                                 Administrative Services and
                                 Transfer Agency Services between
                                 the Registrant and Federated
                                 Services Company, dated November
                                 1, 2000; (43)
                    (iv)         Conformed copy of Financial
                                 Administration and Accounting
                                 Services Agreement between
                                 Registrant and State Street Bank
                                 and Trust Company, dated November
                                 8, 2000; (43)
                    (v)          Conformed copy of Shareholder
                                 Services Agreement of the
                                 Registrant, dated November 8,
                                 2000; (43)
                    (vi)         Conformed copy of Shareholder
                                 Services Plan, dated November 1,
                                 2000; (43)
                    (vii)        Conformed copy of Shareholder
                                 Services Plan for the VA Funds,
                                 dated February 22, 2005; (43)
                    (viii)       Conformed copy of Participation
                                 Agreement of the Registrant,
                                 including Exhibits A-E; (36)
                    (vi)         Conformed copy of
                                 Indemnification Agreement of
                                 the Registrant; (36)
                    (vii)        Conformed copy of Service
                    Mark License Agreement; (39)
                    (viii)      Conformed copy of Assignment
                    and Consent of Fund
                                 Participation Agreement; (40)
                    (ix)         Conformed copy of
                    Participation Agreement among         MTB Group
                    of Funds, Edgewood           Services, Inc.,
                    MTB             Investment Advisors, Inc.,
                    TransAmerica Life Insurance           Co. and
                    TransAmerica             Financial Life
                    Insurance Co.;         (41)
                    (x)          Conformed copy of
                    Participation Agreement among         MTB Group
                    of Funds, Edgewood           Services, Inc.,
                    MTB             Investment Advisors, Inc.,
                    and Hartford Life Insurance           Company,
                    dated May 1, 2004,           including
                    Schedules A-E;(42)
                    (xi)         Copy of Mutual Fund Sales and
                                 Services Agreement of the
                                 Registrant; (49)
                    (xii)        Conformed copy of Transfer
                    Agency and Services Agreement      between the
                    Registrant and       Boston Financial Data
                    Services, Inc., dated         October 1, 2005;
                    (49)
                    (xiii)       Conformed copy of Agreement
                    for Administrative Services       between the
                    Registrant and       Manufacturers and Traders
                    Trust Company; (43)
                    (xiv)        Conformed copy of Amendment
                    No. 1 to Schedules A and C of     the
                    Participation Agreement       with Transamerica
                    Life         Insurances Co. and
                    Transamerica Financial Life       Insurance
                    Co.; (43)
                    (xv)         Conformed copy of Amendment
                                 #9 to the Agreement for
                                 Administrative Services and
                                 Transfer Agency Services
                                 Between the Registrant and
                                 Federated Services Company;
                    (44)
                    (xvi)        Conformed copy of Amended and
                                 Restated Financial
                                 Administration and Accounting
                                 Services Agreement between
                                 the Registrant and State
                                 Street Bank and Trust
                                 Company; (43)
                    (xvii)       Conformed copy of Assignment
                                 of Contracts between
                                 Federated Services Company
                                 and State Street Bank and
                                 Trust Company; (44)
                    (xviii)      Copy of Exhibit 1 to the
                    Agreement for Administrative       Services
                    [and Transfer Agency     Services] with
                    Federated       Services Company, dated
                    January 11, 2006;(47)
                    (xix)        Conformed Copy of Amendment
                    10 to Agreement for        Administrative
                    Services [and       Transfer Agency
                    Services];(47)
                    (xx)         Conformed Copy of Exhibit A to
                                 Shareholder Services Plan, dated
                                 January 11, 2006;(47)
                    (xxi)        Copy of Exhibit A to Shareholder
                                 Services Agreement, dated January
                                 11, 2006;(47)
                    (xxii)       Copy of Exhibit 1 to the
                                 Administrative Services Agreement,
                                 dated January 11, 2006;(47)
                    (xxiii)      Conformed copy of Amendment 5 to
                                 Agreement for Administrative
                                 Services; (47)
                    (xxiv)       Copy of Restatement and Amendments
                                 1 and 2 to Exhibit A to the
                                 Shareholder Services Agreement;
                                 (49)
                    (xxv)        Copy of Restatement and Amendments
                                 1 and 2 to Exhibit A to the
                                 Shareholder Services Plan; (49)
                    (xxvi)       Conformed copy of Amendment to
                                 Amended and Restated Financial
                                 Administration and Accounting
                                 Services Agreement; (49)
                    (xxvii)      Conformed copy of Revised Exhibits
                                 B and E to Fund Participation
                                 Agreement (Nationwide); (49)
                    (xxviii)     Conformed copy of Revised
                                 Schedules A and C to Participation
                                 Agreement (Hartford); (49)
                    (xxviv)      Conformed copy of
                                 Participation Agreement among
                                 MTB Group of Funds, Edgewood
                                 Services, Inc., MTB
                                 Investment Advisors, Inc.,
                                 and First SunAmerica Life
                                 Insurance Company, dated February
                                 1, 2007 including Schedule A-C;
                                 (+)
                    (xxx)        Conformed copy of Participation
                                 Agreement among MTB Group of
                                 Funds, Edgewood Services, Inc.,
                                 MTB Investment Advisors, Inc. and
                                 AIG SunAmerica Life Assurance
                                 Company, dated February 1, 2007,
                                 including Schedule A-C; (+)
             (i)                 Conformed copy of Opinion and
                                 Consent of Counsel as to legality
                                 of shares being registered; (11)
             (j)    (i)          Conformed copy of Consent of Ernst
                                 & Young LLP, Independent
                                 Registered Public Accounting Firm;
                                 (49)
                    (ii)         Conformed copy of Consent of Tait
                                 Weller Baker LP, Independent
                                 Registerd Public Accounting Firm;
                                 (49)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (11)
             (m)    (i)          Conformed copy of Rule 12b-1
                                 Agreement of the Registrant and
                                 Edgewood Services, Inc.; (41)
                    (ii)         Conformed copy of Rule 12b-1 Plan
                                 regarding Class B Shares and Class
                                 C Shares of the Registrant; (40)
                    (iii)        Conformed copy of Rule 12b-1 Plan
                                 (non-Class B Shares and Class C
                                 Shares) of the Registrant; (49)
                    (iv)         Copy of Dealer (Sales) Agreement;
                                 (7)
                    (v)          Copy of Exhibit A to the Rule 12b-
                                 1 Plan; (47)
                    (vi)         Conformed copy of Contract
                                 Defining Responsibility for Fees
                                 Under Non-Conforming Dealer
                                 Agreement;(43)
                    (vii)        Copy of Amendments 1-4 to Exhibit
                                 A to the Rule 12b-1 Agreement;
                                 (49)
             (n)    (i)          Conformed copy of Multiple Class
                                 Plan of the Registrant, dated
                                 March 24, 2003, including Exhibits
                                 A-I; (40)
                    (ii)         Form of Restatement and Amendment
                                 #1 to Exhibit I to the Multiple
                                 Class Plan; (49)
                    (iii)        Form of Exhibits J and K to the
                                 Multiple Class Plan; (49)
             (o)    (i)          Conformed copy of Power of
                                 Attorney of the Registrant; (39)
                    (ii)         Conformed copy of Power of
                                 Attorney of Richard J. Thomas;
                                 (39)
                    (iii)        Conformed copy of Power of
                                 Attorney of Chairman and Trustee
                                 Joseph J. Castiglia; (41)
                    (iv)  Conformed copy of Power of Attorney of
                                 Trustee Marguerite Hambleton; (45)
                    (v)   Conformed copy of Power of Attorney of
                                 Treasurer Richard N. Paddock; (48)
             (p)    (i)          Copy of Code of Ethics for Access
                                 Persons (Manufacturers and Traders
                                 Trust Company); (36)
                    (ii)         Copy of Code of Ethics of Vision
                                 Group of Funds,   Inc.; (29)
                    (iii)        Copy of Montag & Caldwell, Inc.
                                 Code of Ethics and Standards of
                                 Practice; (36)
                    (iv)         Copy of Independence Investment
                                 Associates, Inc. and Subsidiaries
                                 Code of Ethics; (30)
                    (v)          The Registrant hereby
                                 incorporates, on behalf of the
                                 Distributor, the conformed copy of
                                 the Code of Ethics for Access
                                 Persons from Item 23(p) of the
                                 Federated Institutional Trust
                                 Registration Statement on Form N-
                                 1A filed with the Commission on
                                 September 30, 2003 (File Nos. 33-
                                 54445 and 811-7193).
                    (vi)         Copy of Code of Ethics of UBS
                                 Brinson/Brinson Partners, Inc.;
                                 (32)
                    (vii)        Copy of Code of Ethics of LSV
                                 Asset Management; (49)
                    (viii)       Copy of Code of Ethics of Mazama
                                 Capital Management, Inc. (34)
                    (ix)         Copy of Code of Ethics Regarding
                                 Personal Securities Trading -
                                 MTBIA. (49)
                    (x)          Copy of Code of Ethics of Copper
                                 Rock Capital Partners, LLC.; (+)

+      All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed April 14, 2000, (File Nos. 33-20673 and 811-5514)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
36. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002 (File Nos. 33-20673 and 811-5514)
 38.   Response is incorporated by reference to Registrant's
 Post-Effective Amendment No. 57 on Form N-1A filed   August 22,
 2003 (File Nos. 33-20673 and 811-5514)
 39.   Response is incorporated by reference to Registrant's
 Post-Effective Amendment No. 59 on Form N-1A filed   April 28,
 2004 (File Nos. 33-20673 and 811-5514)
 40.   Response is incorporated by reference to Registrant's
 Post-Effective Amendment No. 60 on Form N-1A filed   July 1, 2004
 (File Nos. 33-20673 and 811-5514)
 41.   Response is incorporated by reference to Registrant's
 Post-Effective Amendment No. 61 on Form N-1A filed   August 27,
 2004 (File Nos. 33-20673 and 811-5514)
 42.   Response is incorporated by reference to Registrant's
 Post-Effective Amendment No. 62 on Form N-1A filed   February 11,
 2005 (File Nos. 33-20673 and 811-5514)
 43.   Response is incorporated by reference to Registrant's
 Post-Effective Amendment No. 63 on Form N-1A filed   April 28,
 2005 (File Nos. 33-20673 and 811-5514)
 44.   Response is incorporated by reference to Registrant's
 Post-Effective Amendment No. 65 on Form N-1A filed   August 29,
 2005 (File Nos. 33-20673 and 811-5514)
 45.   Response is incorporated by reference to Registrant's
 Post-Effective Amendment No. 66 on Form N-1A filed   October 7,
 2005 (File Nos. 33-20673 and 811-5514)
 47.   Response is incorporated by reference to Registrant's
 Post-Effective Amendment No. 68 on Form N-1A filed   April 27,
 2006 (File Nos. 33-20673 and 811-5514)
 48.   Response is incorporated by reference to Registrant's
 Post-Effective Amendment No. 69 on Form N-1A filed   June 29, 2006
 (File Nos. 33-20673 and 811-5514)



Item 24.     Persons Controlled by or Under Common Control with
                                 Registrant:
             None

Item 25.     Indemnification:  7


_____________________

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)

Item 26.     Business and Other Connections of Investment
                                 Adviser:



    (a) MTB Investment Advisors, Inc., (MTBIA), a subsidiary of Manufacturers and Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. As of June 30, 2006, MTBIA and entities affiliated with MTBIA or its predecessors managed approximately $5.6 billion in money market mutual fund assets and $2.8 billion in net assets of fluctuating mutual funds. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $56.5 billion bank holding company as of June 30, 2006, headquartered in Buffalo, New York. As of December 31, 2005, M&T Bank had over 650 offices throughout New York State, Maryland, Delaware, Virginia, West Virginia, Pennsylvania, and Washington, D.C., and an office in the Cayman Islands, British West Indies.

             M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. As of June 30, 2006, M&T Bank had over $56.5 billion in assets. Except for MTB Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

             The principal executive Officers and the Directors of MTBIA are set forth in the following tables. Unless otherwise noted, the position listed under Other
             Substantial Business, Profession, Vocation or
             Employment is with MTBIA.

       (b)
                                               Other Substantial
                         Position with         Business, Profession,
     Name                MTBIA                 Vocation or Employment

Mark J. Czarnecki    Director              Executive Vice President
One M&T Plaza,                                 M&T Bank Corporation and
19th Floor                                       Manufacturers and
Buffalo, NY 14203-2399                           Traders Trust Company

William F. Dwyer         Director              Senior Vice President
100 E. Pratt Street                            Manufacturers and Traders
17th Floor                                       Trust Company
Baltimore, MD  21202-1009

Carl W. Jordan           Director              Senior Vice President
One M&T Plaza,                                 Manufacturers and Traders
9th Floor                                        Trust Company
Buffalo, NY 14203-2399


Kenneth G. Thompson      Director              Group Vice President
100 E. Pratt Street                            Manufacturers and Traders
15th Floor                                       Trust Company
Baltimore, MD  21202-1009


Item 27.     Principal Underwriters:
             (a)    Edgewood Services, Inc. the Distributor for shares of
                    the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BBH Fund, Inc., BBH  Trust,  Hibernia
                    Funds, The Huntington Funds, Huntington VA Funds, MTB
                    Group of Funds and WesMark Funds.
             (b)
          (1)                              (2)                          (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                   With Distributor          With Registrant
Charles L. Davis, Jr.            President,
5800 Corporate Drive             Edgewood Services, Inc.
Chief Executive
Pittsburgh, PA 15237-7002
Officer

Thomas R. Donahue                Director and Executive
--
5800 Corporate Drive             Vice President,
Pittsburgh, PA 15237-7002        Edgewood Services, Inc.

Peter J. Germain                 Director,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ                 Director,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II                 Director and Treasurer
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston               Vice President,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                   Secretary,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler                  Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                 Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ned Bartley                      Assistant Secretary,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

       (c)   Not applicable

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds               Reed Smith LLP
                                 Investment Management Group (IMG)
                                 Federated Investors Tower
                                 12th Floor
                                 1001 Liberty Avenue
                                 Pittsburgh, Pennsylvania 15222-3779
                                 (Notices should be sent to the
                     Agent for Service at the above   address)

                                 5800 Corporate Drive,
                                 Pittsburgh, Pennsylvania 15237-7010

Boston Financial Data            2 Heritage Drive
Services, Inc.                   North Quincy, Massachusetts 02171
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company       Federated Investors Tower
("Co-Administrator")             1001 Liberty Avenue
                                 Pittsburgh, Pennsylvania 15222-3779

M&T Securities, Inc.             One M&T Plaza
("Co-Administrator")             Buffalo, New York 14240

MTB Investment Advisors,Inc.,    100 E. Pratt Street, 17th Floor
a subsidiary of                  Baltimore, MD 21202
Manufacturers and Traders
Trust Company ("Adviser")

LSV Asset Management             One North Wacker Drive
("Sub-Adviser" to the MTB        Suite 4000
Small Cap Stock Fund,            Chicago, Illinois 60606
the MTB Mid Cap Stock Fund
and the International Equity
Fund)

Mazama Capital Management, Inc.       One SW Columbia Street
("Sub-Adviser" to the MTB             Suite 1860
Small Cap Stock Fund)                 Portland, OR 97258

NWQ Investment Management             2049 Century Park East, 16th floor
Company, LLC                          Los Angeles, California 90067
("Sub-Adviser" to the MTB
Large Cap Value Fund and the
MTB Large Cap Value Fund II)

Hansberger Global                     401 East Los Olas Blvd.
Investors, Inc. ("Sub-Adviser"        Suite 1700
to the MTB International Equity       Fort Lauderdale, FL 33301
Fund)

SSgA Funds Management, Inc.           State Street Financial Center
("Sub-Adviser" to the MTB             One Lincoln Street
International Equity Fund)            Boston, MA 0211-2900


DePrince, Race & Zollo, Inc.          250 Park Avenue South
("Sub-Adviser" to the MTB             Suite 250
Equity Income Fund)                   Winter Park, Florida 32789

State Street Bank                    P.O. Box 8609
and Trust Company("Custodian")       Boston, Massachusetts 02266-8609


Item 29.     Management Services:  Not applicable.



Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MTB GROUP OF FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 1st day of March, 2007.

                           MTB GROUP OF FUNDS

                    BY: /s/ C. Grant Anderson
                    C. Grant Anderson, Secretary
                    March 1, 2007


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                         TITLE                      DATE

By: /s/ C. Grant Anderson
    C. Grant Anderson         Attorney In Fact           March 1, 2007
    SECRETARY                 For the Persons
                              Listed Below

    NAME                         TITLE

Joseph J. Castiglia*             Chairman of the Board and Trustee

Charles L. Davis, Jr.*           Chief Executive Officer
                                 (Principal Executive Officer)

Carl W. Jordan*                  President

Richard N. Paddock*              Treasurer
                                 (Principal Financial Officer)

William H. Cowie, Jr.*           Trustee

John S. Cramer*                  Trustee

Mark J. Czarnecki*               Trustee

Daniel R. Gernatt, Jr.*          Trustee

Richard B. Seidel*               Trustee

Dr. Marguerite D. Hambleton*     Trustee



* By Power of Attorney